Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (99.3%)
Communications (15.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	50	55
	Activision Blizzard Inc.	2.500%	9/15/50	35	30
	Alphabet Inc.	3.375%	2/25/24	90	98
	Alphabet Inc.	1.998%	8/15/26	45	47
	Alphabet Inc.	0.800%	8/15/27	60	58
	Alphabet Inc.	1.100%	8/15/30	145	136
	Alphabet Inc.	1.900%	8/15/40	70	62
	Alphabet Inc.	2.050%	8/15/50	121	102
	Alphabet Inc.	2.250%	8/15/60	55	46
	Amazon.com Inc.	0.450%	5/12/24	170	170
	Amazon.com Inc.	1.000%	5/12/26	130	130
	Amazon.com Inc.	1.650%	5/12/28	20	20
	Amazon.com Inc.	2.100%	5/12/31	145	145
	Amazon.com Inc.	2.875%	5/12/41	20	20
	Amazon.com Inc.	3.100%	5/12/51	165	165
	Amazon.com Inc.	3.250%	5/12/61	75	76
	America Movil SAB de CV	3.125%	7/16/22	5	5
	America Movil SAB de CV	3.625%	4/22/29	95	104
	America Movil SAB de CV	2.875%	5/7/30	65	67
	America Movil SAB de CV	6.125%	3/30/40	160	222
	America Movil SAB de CV	4.375%	7/16/42	45	53
	America Movil SAB de CV	4.375%	4/22/49	70	83
	AT&T Inc.	3.000%	6/30/22	75	77
	AT&T Inc.	2.625%	12/1/22	30	31
	AT&T Inc.	0.900%	3/25/24	60	60
	AT&T Inc.	4.450%	4/1/24	25	28
	AT&T Inc.	3.400%	5/15/25	250	274
	AT&T Inc.	4.125%	2/17/26	150	169
	AT&T Inc.	1.700%	3/25/26	160	161
	AT&T Inc.	3.800%	2/15/27	50	56
	AT&T Inc.	2.300%	6/1/27	160	166
	AT&T Inc.	1.650%	2/1/28	65	64
	AT&T Inc.	4.350%	3/1/29	100	114
[1]	AT&T Inc.	4.300%	2/15/30	75	85
	AT&T Inc.	2.750%	6/1/31	135	137
	AT&T Inc.	2.250%	2/1/32	75	72
[1,2]	AT&T Inc.	2.550%	12/1/33	50	48
	AT&T Inc.	4.500%	5/15/35	65	75
	AT&T Inc.	5.250%	3/1/37	70	86
	AT&T Inc.	4.850%	3/1/39	109	129
	AT&T Inc.	5.350%	9/1/40	80	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	6/1/41	300	303
	AT&T Inc.	3.100%	2/1/43	180	171
	AT&T Inc.	4.350%	6/15/45	35	39
	AT&T Inc.	4.750%	5/15/46	75	88
	AT&T Inc.	5.650%	2/15/47	25	33
	AT&T Inc.	4.500%	3/9/48	120	135
	AT&T Inc.	4.550%	3/9/49	200	227
	AT&T Inc.	5.150%	2/15/50	25	31
	AT&T Inc.	3.650%	6/1/51	100	100
	AT&T Inc.	3.300%	2/1/52	50	47
[1,2]	AT&T Inc.	3.500%	9/15/53	430	410
[1,2]	AT&T Inc.	3.550%	9/15/55	395	375
[1,2]	AT&T Inc.	3.800%	12/1/57	142	141
[1,2]	AT&T Inc.	3.650%	9/15/59	185	178
	AT&T Inc.	3.850%	6/1/60	125	125
	AT&T Inc.	3.500%	2/1/61	98	92
	Bell Canada	4.464%	4/1/48	40	48
	Booking Holdings Inc.	3.600%	6/1/26	50	55
	Booking Holdings Inc.	4.625%	4/13/30	100	117
	British Telecommunications plc	9.625%	12/15/30	140	218
[3]	Charter Communications Operating LLC	4.400%	12/1/61	50	51
	Charter Communications Operating LLC	4.464%	7/23/22	126	131
	Charter Communications Operating LLC	4.908%	7/23/25	125	142
	Charter Communications Operating LLC	3.750%	2/15/28	75	82
	Charter Communications Operating LLC	4.200%	3/15/28	100	112
	Charter Communications Operating LLC	5.050%	3/30/29	95	111
	Charter Communications Operating LLC	2.800%	4/1/31	50	50
	Charter Communications Operating LLC	2.300%	2/1/32	100	94
	Charter Communications Operating LLC	6.384%	10/23/35	145	190
	Charter Communications Operating LLC	5.375%	4/1/38	95	113
	Charter Communications Operating LLC	3.500%	6/1/41	130	125
	Charter Communications Operating LLC	6.484%	10/23/45	225	296
	Charter Communications Operating LLC	5.375%	5/1/47	30	35
	Charter Communications Operating LLC	5.750%	4/1/48	78	95
	Charter Communications Operating LLC	5.125%	7/1/49	50	57
	Charter Communications Operating LLC	4.800%	3/1/50	40	44
	Charter Communications Operating LLC	3.700%	4/1/51	140	132
	Charter Communications Operating LLC	3.900%	6/1/52	95	92
	Charter Communications Operating LLC	3.850%	4/1/61	110	101
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	60	68
	Comcast Corp.	3.000%	2/1/24	125	133
	Comcast Corp.	3.600%	3/1/24	25	27
	Comcast Corp.	3.700%	4/15/24	125	136
	Comcast Corp.	3.375%	2/15/25	100	109
	Comcast Corp.	3.375%	8/15/25	25	27
	Comcast Corp.	3.950%	10/15/25	115	129
	Comcast Corp.	3.150%	3/1/26	100	109
	Comcast Corp.	2.350%	1/15/27	110	115
	Comcast Corp.	3.300%	2/1/27	100	110
	Comcast Corp.	3.150%	2/15/28	25	27
	Comcast Corp.	3.550%	5/1/28	75	83
	Comcast Corp.	4.150%	10/15/28	100	115
	Comcast Corp.	2.650%	2/1/30	100	104
	Comcast Corp.	3.400%	4/1/30	25	27
	Comcast Corp.	4.250%	10/15/30	145	168
	Comcast Corp.	1.950%	1/15/31	75	73
	Comcast Corp.	1.500%	2/15/31	25	23
	Comcast Corp.	4.250%	1/15/33	75	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	7.050%	3/15/33	75	108
	Comcast Corp.	4.200%	8/15/34	100	116
	Comcast Corp.	4.400%	8/15/35	15	18
	Comcast Corp.	6.500%	11/15/35	100	143
	Comcast Corp.	3.200%	7/15/36	85	89
	Comcast Corp.	6.450%	3/15/37	40	57
	Comcast Corp.	6.950%	8/15/37	45	67
	Comcast Corp.	3.900%	3/1/38	60	67
	Comcast Corp.	4.600%	10/15/38	40	48
	Comcast Corp.	3.750%	4/1/40	115	127
	Comcast Corp.	4.650%	7/15/42	120	146
	Comcast Corp.	4.750%	3/1/44	73	91
	Comcast Corp.	4.600%	8/15/45	75	91
	Comcast Corp.	3.400%	7/15/46	75	77
	Comcast Corp.	4.000%	8/15/47	75	85
	Comcast Corp.	3.969%	11/1/47	120	135
	Comcast Corp.	4.000%	3/1/48	100	113
	Comcast Corp.	4.700%	10/15/48	75	93
	Comcast Corp.	3.999%	11/1/49	145	164
	Comcast Corp.	3.450%	2/1/50	35	36
	Comcast Corp.	2.800%	1/15/51	52	48
	Comcast Corp.	2.450%	8/15/52	150	129
	Comcast Corp.	4.950%	10/15/58	60	80
	Comcast Corp.	2.650%	8/15/62	95	82
	Deutsche Telekom International Finance BV	8.750%	6/15/30	210	311
	Discovery Communications LLC	2.950%	3/20/23	18	19
	Discovery Communications LLC	3.950%	3/20/28	125	137
	Discovery Communications LLC	4.125%	5/15/29	25	28
	Discovery Communications LLC	3.625%	5/15/30	5	5
	Discovery Communications LLC	5.200%	9/20/47	115	135
	Discovery Communications LLC	5.300%	5/15/49	85	101
	Discovery Communications LLC	4.650%	5/15/50	35	39
[1,2]	Discovery Communications LLC	4.000%	9/15/55	15	15
	eBay Inc.	1.400%	5/10/26	30	30
	eBay Inc.	2.600%	5/10/31	35	35
	eBay Inc.	3.650%	5/10/51	40	40
	Electronic Arts Inc.	1.850%	2/15/31	25	24
	Electronic Arts Inc.	2.950%	2/15/51	25	23
[1,2]	Expedia Group Inc.	4.625%	8/1/27	50	57
	Expedia Group Inc.	3.800%	2/15/28	70	75
	Expedia Group Inc.	3.250%	2/15/30	100	103
	Fox Corp.	4.030%	1/25/24	5	5
	Fox Corp.	4.709%	1/25/29	140	163
	Fox Corp.	5.476%	1/25/39	125	156
	Fox Corp.	5.576%	1/25/49	53	68
	Grupo Televisa SAB	5.250%	5/24/49	100	121
	Motorola Solutions Inc.	2.750%	5/24/31	50	50
	NBCUniversal Media LLC	5.950%	4/1/41	100	141
	NBCUniversal Media LLC	4.450%	1/15/43	20	24
	Omnicom Group Inc.	2.600%	8/1/31	30	30
	Omnicom Group Inc.	3.650%	11/1/24	135	147
	Omnicom Group Inc.	3.600%	4/15/26	40	44
	Orange SA	9.000%	3/1/31	159	248
	Orange SA	5.375%	1/13/42	25	33
	Orange SA	5.500%	2/6/44	20	27
	Rogers Communications Inc.	4.100%	10/1/23	30	32
	Rogers Communications Inc.	5.000%	3/15/44	20	24
	Rogers Communications Inc.	4.300%	2/15/48	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.350%	5/1/49	70	78
	Rogers Communications Inc.	3.700%	11/15/49	85	86
	Telefonica Emisiones SA	4.570%	4/27/23	50	54
	Telefonica Emisiones SA	4.103%	3/8/27	90	101
	Telefonica Emisiones SA	7.045%	6/20/36	130	183
	Telefonica Emisiones SA	4.665%	3/6/38	10	11
	Telefonica Emisiones SA	5.213%	3/8/47	95	114
	Telefonica Emisiones SA	4.895%	3/6/48	60	69
	Telefonica Emisiones SA	5.520%	3/1/49	35	44
	Telefonica Europe BV	8.250%	9/15/30	65	93
	TELUS Corp.	4.600%	11/16/48	55	66
	Time Warner Cable LLC	6.550%	5/1/37	90	120
	Time Warner Cable LLC	6.750%	6/15/39	65	89
	Time Warner Cable LLC	5.875%	11/15/40	40	50
	Time Warner Cable LLC	5.500%	9/1/41	45	54
	Time Warner Cable LLC	4.500%	9/15/42	55	59
	Time Warner Entertainment Co. LP	8.375%	3/15/23	85	97
	Time Warner Entertainment Co. LP	8.375%	7/15/33	85	126
	T-Mobile USA Inc.	3.500%	4/15/25	70	76
	T-Mobile USA Inc.	1.500%	2/15/26	75	75
	T-Mobile USA Inc.	3.750%	4/15/27	195	215
	T-Mobile USA Inc.	2.050%	2/15/28	105	105
	T-Mobile USA Inc.	3.875%	4/15/30	225	246
	T-Mobile USA Inc.	2.550%	2/15/31	150	149
	T-Mobile USA Inc.	2.250%	11/15/31	35	34
	T-Mobile USA Inc.	4.375%	4/15/40	75	84
	T-Mobile USA Inc.	3.000%	2/15/41	95	89
	T-Mobile USA Inc.	4.500%	4/15/50	105	119
	T-Mobile USA Inc.	3.300%	2/15/51	185	174
	T-Mobile USA Inc.	3.600%	11/15/60	30	29
[1]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	10	10
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	80	87
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	45	49
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	45	52
	VeriSign Inc.	4.625%	5/1/23	25	25
	Verizon Communications Inc.	1.680%	10/30/30	100	94
	Verizon Communications Inc.	2.987%	10/30/56	160	143
	Verizon Communications Inc.	0.750%	3/22/24	25	25
	Verizon Communications Inc.	3.376%	2/15/25	170	185
	Verizon Communications Inc.	1.450%	3/20/26	280	283
	Verizon Communications Inc.	2.625%	8/15/26	25	27
	Verizon Communications Inc.	4.125%	3/16/27	145	166
	Verizon Communications Inc.	3.000%	3/22/27	105	113
	Verizon Communications Inc.	2.100%	3/22/28	250	254
	Verizon Communications Inc.	4.329%	9/21/28	115	132
	Verizon Communications Inc.	4.016%	12/3/29	135	153
	Verizon Communications Inc.	3.150%	3/22/30	125	133
	Verizon Communications Inc.	1.500%	9/18/30	10	9
	Verizon Communications Inc.	1.750%	1/20/31	50	47
	Verizon Communications Inc.	2.550%	3/21/31	230	231
	Verizon Communications Inc.	4.500%	8/10/33	70	82
	Verizon Communications Inc.	4.400%	11/1/34	152	178
	Verizon Communications Inc.	4.272%	1/15/36	105	122
	Verizon Communications Inc.	5.250%	3/16/37	100	128
	Verizon Communications Inc.	2.650%	11/20/40	70	65
	Verizon Communications Inc.	3.400%	3/22/41	130	133
	Verizon Communications Inc.	3.850%	11/1/42	175	191
	Verizon Communications Inc.	4.125%	8/15/46	55	62

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.862%	8/21/46	226	281
Verizon Communications Inc.	4.522%	9/15/48	85	101
Verizon Communications Inc.	5.012%	4/15/49	125	159
Verizon Communications Inc.	4.000%	3/22/50	130	143
Verizon Communications Inc.	2.875%	11/20/50	120	109
Verizon Communications Inc.	3.550%	3/22/51	250	255
Verizon Communications Inc.	4.672%	3/15/55	40	49
Verizon Communications Inc.	3.000%	11/20/60	235	210
Verizon Communications Inc.	3.700%	3/22/61	210	213
ViacomCBS Inc.	4.750%	5/15/25	85	96
ViacomCBS Inc.	4.000%	1/15/26	25	28
ViacomCBS Inc.	7.875%	7/30/30	70	98
ViacomCBS Inc.	4.950%	1/15/31	75	89
ViacomCBS Inc.	4.200%	5/19/32	85	96
ViacomCBS Inc.	6.875%	4/30/36	50	70
ViacomCBS Inc.	4.375%	3/15/43	60	65
ViacomCBS Inc.	5.850%	9/1/43	40	52
ViacomCBS Inc.	4.950%	5/19/50	25	30
Vodafone Group plc	3.750%	1/16/24	38	41
Vodafone Group plc	4.125%	5/30/25	110	123
Vodafone Group plc	4.375%	5/30/28	75	86
Vodafone Group plc	6.150%	2/27/37	115	155
Vodafone Group plc	4.375%	2/19/43	65	73
Vodafone Group plc	5.250%	5/30/48	170	215
Vodafone Group plc	4.875%	6/19/49	90	109
Vodafone Group plc	4.250%	9/17/50	90	100
Walt Disney Co.	3.000%	9/15/22	115	119
Walt Disney Co.	1.750%	8/30/24	110	114
Walt Disney Co.	3.350%	3/24/25	50	55
Walt Disney Co.	1.750%	1/13/26	25	26
Walt Disney Co.	2.200%	1/13/28	105	108
Walt Disney Co.	2.000%	9/1/29	65	65
Walt Disney Co.	3.800%	3/22/30	105	118
Walt Disney Co.	2.650%	1/13/31	140	145
Walt Disney Co.	6.200%	12/15/34	70	97
Walt Disney Co.	6.400%	12/15/35	75	108
Walt Disney Co.	6.650%	11/15/37	25	37
Walt Disney Co.	3.500%	5/13/40	45	48
Walt Disney Co.	4.700%	3/23/50	85	107
Walt Disney Co.	3.600%	1/13/51	185	199
Walt Disney Co.	3.800%	5/13/60	90	99
Weibo Corp.	3.500%	7/5/24	50	53
Weibo Corp.	3.375%	7/8/30	10	10
WPP Finance 2010	3.750%	9/19/24	45	49
				25,876
Consumer Discretionary (6.2%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	100	109
Alibaba Group Holding Ltd.	3.400%	12/6/27	35	38
Alibaba Group Holding Ltd.	2.125%	2/9/31	105	102
Alibaba Group Holding Ltd.	4.000%	12/6/37	115	125
Alibaba Group Holding Ltd.	2.700%	2/9/41	85	79
Alibaba Group Holding Ltd.	4.200%	12/6/47	45	50
Alibaba Group Holding Ltd.	3.150%	2/9/51	45	43
Alibaba Group Holding Ltd.	4.400%	12/6/57	80	92
Amazon.com Inc.	2.500%	11/29/22	140	144
Amazon.com Inc.	2.400%	2/22/23	100	103
Amazon.com Inc.	2.800%	8/22/24	105	112
Amazon.com Inc.	0.800%	6/3/25	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.200%	6/3/27	50	50
	Amazon.com Inc.	3.150%	8/22/27	240	265
	Amazon.com Inc.	1.500%	6/3/30	60	58
	Amazon.com Inc.	4.800%	12/5/34	80	101
	Amazon.com Inc.	3.875%	8/22/37	110	127
	Amazon.com Inc.	4.950%	12/5/44	115	150
	Amazon.com Inc.	4.050%	8/22/47	200	233
	Amazon.com Inc.	2.500%	6/3/50	95	85
	Amazon.com Inc.	4.250%	8/22/57	100	121
	Amazon.com Inc.	2.700%	6/3/60	103	92
[1]	American Honda Finance Corp.	2.200%	6/27/22	50	51
[1]	American Honda Finance Corp.	2.050%	1/10/23	20	21
[1]	American Honda Finance Corp.	1.950%	5/10/23	20	21
[1]	American Honda Finance Corp.	0.875%	7/7/23	120	121
[1]	American Honda Finance Corp.	0.650%	9/8/23	65	65
[1]	American Honda Finance Corp.	1.200%	7/8/25	45	46
[1]	American Honda Finance Corp.	2.000%	3/24/28	50	51
	AutoZone Inc.	4.000%	4/15/30	65	73
	BorgWarner Inc.	2.650%	7/1/27	55	58
	Daimler Finance North America LLC	8.500%	1/18/31	66	99
	eBay Inc.	2.750%	1/30/23	25	26
	eBay Inc.	1.900%	3/11/25	25	26
	eBay Inc.	3.600%	6/5/27	70	78
	eBay Inc.	2.700%	3/11/30	20	20
	eBay Inc.	4.000%	7/15/42	37	40
	General Motors Co.	4.875%	10/2/23	50	55
	General Motors Co.	6.125%	10/1/25	70	83
	General Motors Co.	4.200%	10/1/27	95	106
	General Motors Co.	6.800%	10/1/27	150	189
	General Motors Co.	5.000%	10/1/28	100	116
	General Motors Co.	5.000%	4/1/35	45	53
	General Motors Co.	6.600%	4/1/36	25	34
	General Motors Co.	5.150%	4/1/38	20	24
	General Motors Co.	6.250%	10/2/43	95	127
	General Motors Co.	5.200%	4/1/45	60	72
	General Motors Co.	6.750%	4/1/46	50	70
	General Motors Co.	5.400%	4/1/48	85	104
	General Motors Co.	5.950%	4/1/49	10	13
	General Motors Financial Co. Inc.	1.050%	3/8/24	25	25
	General Motors Financial Co. Inc.	3.150%	6/30/22	55	56
	General Motors Financial Co. Inc.	3.550%	7/8/22	50	52
	General Motors Financial Co. Inc.	5.200%	3/20/23	110	119
	General Motors Financial Co. Inc.	3.700%	5/9/23	75	79
	General Motors Financial Co. Inc.	5.100%	1/17/24	50	55
	General Motors Financial Co. Inc.	3.950%	4/13/24	42	45
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	109
	General Motors Financial Co. Inc.	2.900%	2/26/25	75	79
	General Motors Financial Co. Inc.	4.350%	4/9/25	25	28
	General Motors Financial Co. Inc.	2.750%	6/20/25	25	26
	General Motors Financial Co. Inc.	4.300%	7/13/25	75	83
	General Motors Financial Co. Inc.	5.250%	3/1/26	45	52
	General Motors Financial Co. Inc.	4.000%	10/6/26	25	28
	General Motors Financial Co. Inc.	4.350%	1/17/27	85	96
	General Motors Financial Co. Inc.	2.700%	8/20/27	40	42
	General Motors Financial Co. Inc.	3.600%	6/21/30	65	70
	Hasbro Inc.	3.900%	11/19/29	35	38
	Home Depot Inc.	2.625%	6/1/22	54	55
	Home Depot Inc.	2.700%	4/1/23	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.750%	2/15/24	50	54
	Home Depot Inc.	3.350%	9/15/25	75	83
	Home Depot Inc.	3.000%	4/1/26	50	55
	Home Depot Inc.	2.125%	9/15/26	100	105
	Home Depot Inc.	2.500%	4/15/27	25	27
	Home Depot Inc.	2.950%	6/15/29	65	70
	Home Depot Inc.	2.700%	4/15/30	140	148
	Home Depot Inc.	1.375%	3/15/31	50	47
	Home Depot Inc.	5.875%	12/16/36	59	82
	Home Depot Inc.	3.300%	4/15/40	66	70
	Home Depot Inc.	5.950%	4/1/41	15	21
	Home Depot Inc.	4.200%	4/1/43	20	24
	Home Depot Inc.	4.400%	3/15/45	85	104
	Home Depot Inc.	4.250%	4/1/46	105	125
	Home Depot Inc.	3.900%	6/15/47	75	85
	Home Depot Inc.	4.500%	12/6/48	110	138
	Home Depot Inc.	3.125%	12/15/49	110	111
	Home Depot Inc.	3.350%	4/15/50	90	95
	Home Depot Inc.	3.500%	9/15/56	105	113
	Lear Corp.	3.800%	9/15/27	35	39
	Lennar Corp.	4.750%	11/29/27	60	69
	Lowe's Cos. Inc.	3.375%	9/15/25	15	16
	Lowe's Cos. Inc.	2.500%	4/15/26	150	159
	Lowe's Cos. Inc.	1.300%	4/15/28	25	24
	Lowe's Cos. Inc.	3.650%	4/5/29	101	112
	Lowe's Cos. Inc.	4.500%	4/15/30	15	18
	Lowe's Cos. Inc.	1.700%	10/15/30	70	66
	Lowe's Cos. Inc.	2.625%	4/1/31	110	112
	Lowe's Cos. Inc.	3.700%	4/15/46	70	74
	Lowe's Cos. Inc.	4.050%	5/3/47	90	100
	Lowe's Cos. Inc.	3.000%	10/15/50	25	24
	Magna International Inc.	3.625%	6/15/24	40	43
	Magna International Inc.	2.450%	6/15/30	40	41
[1]	Marriott International Inc.	5.750%	5/1/25	55	64
[1]	Marriott International Inc.	3.125%	6/15/26	60	64
[1]	Marriott International Inc.	4.625%	6/15/30	70	79
[1]	Marriott International Inc.	3.500%	10/15/32	35	37
[1]	McDonald's Corp.	3.700%	1/30/26	25	28
[1]	McDonald's Corp.	3.500%	3/1/27	50	55
[1]	McDonald's Corp.	3.500%	7/1/27	55	61
[1]	McDonald's Corp.	3.800%	4/1/28	110	124
[1]	McDonald's Corp.	2.625%	9/1/29	194	202
[1]	McDonald's Corp.	4.700%	12/9/35	95	116
[1]	McDonald's Corp.	6.300%	3/1/38	60	84
[1]	McDonald's Corp.	4.875%	12/9/45	50	62
[1]	McDonald's Corp.	4.450%	3/1/47	75	88
[1]	McDonald's Corp.	4.450%	9/1/48	42	50
[1]	McDonald's Corp.	3.625%	9/1/49	40	42
[1]	McDonald's Corp.	4.200%	4/1/50	10	12
	NIKE Inc.	2.400%	3/27/25	10	11
	NIKE Inc.	2.375%	11/1/26	65	69
	NIKE Inc.	2.750%	3/27/27	59	64
	NIKE Inc.	2.850%	3/27/30	45	48
	NIKE Inc.	3.250%	3/27/40	95	101
	NIKE Inc.	3.375%	3/27/50	103	111
	NVR Inc.	3.000%	5/15/30	42	44
	O'Reilly Automotive Inc.	3.600%	9/1/27	40	44
	Ralph Lauren Corp.	2.950%	6/15/30	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanley Black & Decker Inc.	2.300%	3/15/30	20	20
	Stanley Black & Decker Inc.	2.750%	11/15/50	20	19
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	85	90
	Starbucks Corp.	3.100%	3/1/23	80	84
	Starbucks Corp.	3.800%	8/15/25	50	56
	Starbucks Corp.	4.000%	11/15/28	45	51
	Starbucks Corp.	3.550%	8/15/29	55	61
	Starbucks Corp.	2.250%	3/12/30	50	50
	Starbucks Corp.	2.550%	11/15/30	45	46
	Starbucks Corp.	4.500%	11/15/48	50	59
	Starbucks Corp.	4.450%	8/15/49	25	29
	Starbucks Corp.	3.500%	11/15/50	50	51
	Stellantis NV	5.250%	4/15/23	60	65
	TJX Cos. Inc.	3.500%	4/15/25	35	38
	TJX Cos. Inc.	2.250%	9/15/26	100	106
	TJX Cos. Inc.	3.750%	4/15/27	75	84
	VF Corp.	2.400%	4/23/25	70	74
					10,483
Consumer Staples (3.9%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	70	75
	Archer-Daniels-Midland Co.	3.250%	3/27/30	25	27
	Campbell Soup Co.	3.950%	3/15/25	50	55
	Campbell Soup Co.	4.150%	3/15/28	35	40
	Coca-Cola Co.	2.250%	1/5/32	115	116
	Coca-Cola Co.	1.750%	9/6/24	45	47
	Coca-Cola Co.	2.875%	10/27/25	80	87
	Coca-Cola Co.	3.375%	3/25/27	70	78
	Coca-Cola Co.	1.500%	3/5/28	75	75
	Coca-Cola Co.	1.000%	3/15/28	120	116
	Coca-Cola Co.	2.125%	9/6/29	60	61
	Coca-Cola Co.	3.450%	3/25/30	90	100
	Coca-Cola Co.	1.650%	6/1/30	25	24
	Coca-Cola Co.	2.000%	3/5/31	85	84
	Coca-Cola Co.	1.375%	3/15/31	20	19
	Coca-Cola Co.	2.500%	6/1/40	130	124
	Coca-Cola Co.	2.600%	6/1/50	58	53
	Coca-Cola Co.	3.000%	3/5/51	75	74
	Coca-Cola Co.	2.500%	3/15/51	75	67
	Coca-Cola Co.	2.750%	6/1/60	20	18
	Conagra Brands Inc.	4.600%	11/1/25	75	86
	Conagra Brands Inc.	4.850%	11/1/28	50	59
	Conagra Brands Inc.	5.300%	11/1/38	100	124
	Conagra Brands Inc.	5.400%	11/1/48	60	77
	Dollar General Corp.	3.250%	4/15/23	85	89
	Dollar General Corp.	3.500%	4/3/30	40	43
	Dollar Tree Inc.	3.700%	5/15/23	95	101
	Dollar Tree Inc.	4.000%	5/15/25	20	22
	Dollar Tree Inc.	4.200%	5/15/28	35	40
	General Mills Inc.	3.700%	10/17/23	25	27
	General Mills Inc.	4.000%	4/17/25	60	67
	General Mills Inc.	4.200%	4/17/28	60	69
	General Mills Inc.	2.875%	4/15/30	75	78
	Hormel Foods Corp.	1.800%	6/11/30	20	20
	J M Smucker Co.	3.500%	3/15/25	60	66
	Kellogg Co.	3.250%	4/1/26	25	27
	Keurig Dr Pepper Inc.	4.057%	5/25/23	13	14
	Keurig Dr Pepper Inc.	4.417%	5/25/25	70	79
	Keurig Dr Pepper Inc.	4.597%	5/25/28	95	111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	3.200%	5/1/30	60	64
Keurig Dr Pepper Inc.	3.800%	5/1/50	70	75
Kimberly-Clark Corp.	3.100%	3/26/30	50	55
McCormick & Co. Inc.	2.700%	8/15/22	85	87
McCormick & Co. Inc.	3.400%	8/15/27	20	22
Mead Johnson Nutrition Co.	4.125%	11/15/25	66	75
Mondelez International Inc.	0.625%	7/1/22	50	50
Mondelez International Inc.	1.500%	5/4/25	70	71
Mondelez International Inc.	2.750%	4/13/30	25	26
Mondelez International Inc.	2.625%	9/4/50	105	93
Nordstrom Inc.	5.000%	1/15/44	30	29
PepsiCo Inc.	3.100%	7/17/22	120	123
PepsiCo Inc.	2.750%	3/1/23	85	89
PepsiCo Inc.	0.400%	10/7/23	60	60
PepsiCo Inc.	3.600%	3/1/24	21	23
PepsiCo Inc.	2.250%	3/19/25	75	79
PepsiCo Inc.	2.750%	4/30/25	100	108
PepsiCo Inc.	2.375%	10/6/26	80	86
PepsiCo Inc.	3.000%	10/15/27	50	55
PepsiCo Inc.	2.750%	3/19/30	90	96
PepsiCo Inc.	1.625%	5/1/30	50	49
PepsiCo Inc.	3.500%	3/19/40	50	56
PepsiCo Inc.	4.000%	3/5/42	50	59
PepsiCo Inc.	4.450%	4/14/46	100	123
PepsiCo Inc.	3.450%	10/6/46	110	119
PepsiCo Inc.	3.375%	7/29/49	80	85
PepsiCo Inc.	3.625%	3/19/50	50	56
PepsiCo Inc.	3.875%	3/19/60	43	50
Procter & Gamble Co.	2.150%	8/11/22	135	138
Procter & Gamble Co.	3.100%	8/15/23	30	32
Procter & Gamble Co.	0.550%	10/29/25	60	59
Procter & Gamble Co.	2.450%	11/3/26	85	91
Procter & Gamble Co.	2.850%	8/11/27	5	5
Procter & Gamble Co.	3.000%	3/25/30	40	44
Procter & Gamble Co.	1.200%	10/29/30	75	70
Sysco Corp.	5.650%	4/1/25	35	41
Sysco Corp.	3.750%	10/1/25	25	28
Sysco Corp.	3.300%	7/15/26	110	120
Sysco Corp.	3.250%	7/15/27	75	82
Sysco Corp.	5.950%	4/1/30	25	32
Sysco Corp.	6.600%	4/1/50	50	75
Target Corp.	3.500%	7/1/24	55	60
Target Corp.	2.250%	4/15/25	75	79
Target Corp.	2.500%	4/15/26	35	38
Target Corp.	3.375%	4/15/29	50	56
Target Corp.	2.350%	2/15/30	10	10
Target Corp.	4.000%	7/1/42	45	54
Tyson Foods Inc.	4.500%	6/15/22	95	98
Tyson Foods Inc.	3.950%	8/15/24	47	51
Tyson Foods Inc.	4.000%	3/1/26	5	6
Tyson Foods Inc.	3.550%	6/2/27	110	122
Tyson Foods Inc.	4.550%	6/2/47	25	30
Tyson Foods Inc.	5.100%	9/28/48	65	84
Unilever Capital Corp.	2.600%	5/5/24	25	27
Unilever Capital Corp.	2.900%	5/5/27	55	60
Unilever Capital Corp.	3.500%	3/22/28	20	22
Unilever Capital Corp.	2.125%	9/6/29	75	76
Unilever Capital Corp.	5.900%	11/15/32	80	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	35	38
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	75	82
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	85	98
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	25	26
					6,545
Financials (38.5%)
[1]	Aegon NV	5.500%	4/11/48	10	11
	AerCap Ireland Capital DAC	4.500%	9/15/23	10	11
	AerCap Ireland Capital DAC	4.875%	1/16/24	25	27
	AerCap Ireland Capital DAC	3.150%	2/15/24	50	52
	AerCap Ireland Capital DAC	6.500%	7/15/25	125	146
	AerCap Ireland Capital DAC	3.650%	7/21/27	65	69
	Aflac Inc.	3.625%	11/15/24	50	55
	Aflac Inc.	3.600%	4/1/30	95	106
	Air Lease Corp.	3.000%	9/15/23	45	47
[1]	Air Lease Corp.	2.300%	2/1/25	25	26
[1]	Air Lease Corp.	2.875%	1/15/26	25	26
[1]	Air Lease Corp.	3.750%	6/1/26	95	103
	Air Lease Corp.	3.125%	12/1/30	50	50
[1]	Allstate Corp.	5.750%	8/15/53	30	32
	Ally Financial Inc.	3.050%	6/5/23	50	52
	Ally Financial Inc.	1.450%	10/2/23	40	41
	Ally Financial Inc.	3.875%	5/21/24	60	65
	Ally Financial Inc.	5.800%	5/1/25	110	129
[1]	Ally Financial Inc.	8.000%	11/1/31	68	96
	American Express Co.	2.500%	8/1/22	100	102
	American Express Co.	2.650%	12/2/22	23	24
	American Express Co.	3.400%	2/27/23	75	79
	American Express Co.	3.700%	8/3/23	45	48
	American Express Co.	3.400%	2/22/24	100	108
	American Express Co.	2.500%	7/30/24	90	96
	American Express Co.	3.000%	10/30/24	30	32
	American Express Co.	4.200%	11/6/25	25	28
	American Express Co.	3.125%	5/20/26	90	99
	American Express Co.	4.050%	12/3/42	105	122
[1]	American Express Credit Corp.	3.300%	5/3/27	60	67
	American International Group Inc.	4.125%	2/15/24	25	27
	American International Group Inc.	2.500%	6/30/25	110	116
	American International Group Inc.	3.750%	7/10/25	20	22
	American International Group Inc.	3.900%	4/1/26	135	151
	American International Group Inc.	4.200%	4/1/28	75	85
	American International Group Inc.	3.400%	6/30/30	55	59
	American International Group Inc.	3.875%	1/15/35	35	39
	American International Group Inc.	6.250%	5/1/36	60	82
	American International Group Inc.	4.500%	7/16/44	60	70
	American International Group Inc.	4.800%	7/10/45	10	12
	American International Group Inc.	4.750%	4/1/48	110	134
[1]	American International Group Inc.	5.750%	4/1/48	10	11
	American International Group Inc.	4.375%	1/15/55	105	121
	Ameriprise Financial Inc.	4.000%	10/15/23	50	54
	Aon Corp.	3.750%	5/2/29	10	11
	Aon Corp.	2.800%	5/15/30	75	78
	Aon plc	3.875%	12/15/25	25	28
	Arch Capital Group Ltd.	3.635%	6/30/50	35	36
	Arthur J Gallagher & Co.	3.500%	5/20/51	25	25
	Athene Holding Ltd.	4.125%	1/12/28	130	144
[1]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	100	103
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	25	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AXA SA	8.600%	12/15/30	10	15
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	25	25
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	70	70
	Banco Santander SA	3.125%	2/23/23	105	110
	Banco Santander SA	3.848%	4/12/23	110	117
	Banco Santander SA	2.746%	5/28/25	110	117
	Banco Santander SA	5.179%	11/19/25	40	46
	Banco Santander SA	4.250%	4/11/27	160	180
	Banco Santander SA	3.800%	2/23/28	65	71
	Banco Santander SA	4.379%	4/12/28	25	28
	Banco Santander SA	3.306%	6/27/29	10	11
	Banco Santander SA	3.490%	5/28/30	75	80
	Banco Santander SA	2.749%	12/3/30	25	24
	Bancolombia SA	3.000%	1/29/25	40	41
	Bank of America Corp.	0.976%	4/22/25	75	76
[1]	Bank of America Corp.	2.503%	10/21/22	70	71
[1]	Bank of America Corp.	3.300%	1/11/23	251	263
[1]	Bank of America Corp.	2.816%	7/21/23	150	154
	Bank of America Corp.	4.100%	7/24/23	150	162
[1]	Bank of America Corp.	3.004%	12/20/23	210	219
[1]	Bank of America Corp.	4.125%	1/22/24	185	203
[1]	Bank of America Corp.	3.550%	3/5/24	230	243
[1]	Bank of America Corp.	4.000%	4/1/24	75	82
[1]	Bank of America Corp.	3.864%	7/23/24	100	107
[1]	Bank of America Corp.	4.200%	8/26/24	100	111
[1]	Bank of America Corp.	0.810%	10/24/24	95	95
[1]	Bank of America Corp.	4.000%	1/22/25	90	99
[1]	Bank of America Corp.	3.458%	3/15/25	50	54
[1]	Bank of America Corp.	3.950%	4/21/25	100	110
[1]	Bank of America Corp.	3.875%	8/1/25	80	90
[1]	Bank of America Corp.	0.981%	9/25/25	75	75
[1]	Bank of America Corp.	2.456%	10/22/25	175	184
[1]	Bank of America Corp.	3.366%	1/23/26	50	54
[1]	Bank of America Corp.	2.015%	2/13/26	100	104
[1]	Bank of America Corp.	3.500%	4/19/26	150	166
[1]	Bank of America Corp.	1.319%	6/19/26	185	186
[1]	Bank of America Corp.	4.250%	10/22/26	133	151
[1]	Bank of America Corp.	1.197%	10/24/26	175	175
[1]	Bank of America Corp.	1.658%	3/11/27	50	51
[1]	Bank of America Corp.	3.559%	4/23/27	175	193
	Bank of America Corp.	1.734%	7/22/27	125	127
[1]	Bank of America Corp.	3.248%	10/21/27	75	82
[1]	Bank of America Corp.	4.183%	11/25/27	150	169
[1]	Bank of America Corp.	3.824%	1/20/28	160	179
[1]	Bank of America Corp.	3.705%	4/24/28	75	83
[1]	Bank of America Corp.	3.593%	7/21/28	75	83
[1]	Bank of America Corp.	3.419%	12/20/28	213	233
[1]	Bank of America Corp.	3.970%	3/5/29	205	230
[1]	Bank of America Corp.	4.271%	7/23/29	88	100
[1]	Bank of America Corp.	3.974%	2/7/30	210	236
[1]	Bank of America Corp.	3.194%	7/23/30	100	107
[1]	Bank of America Corp.	2.884%	10/22/30	75	78
[1]	Bank of America Corp.	2.496%	2/13/31	265	267
[1]	Bank of America Corp.	2.592%	4/29/31	75	76
[1]	Bank of America Corp.	1.898%	7/23/31	125	119
[1]	Bank of America Corp.	1.922%	10/24/31	100	96
[1]	Bank of America Corp.	2.651%	3/11/32	85	86
	Bank of America Corp.	2.687%	4/22/32	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.110%	1/29/37	75	101
[1]	Bank of America Corp.	4.244%	4/24/38	85	99
	Bank of America Corp.	7.750%	5/14/38	90	140
[1]	Bank of America Corp.	4.078%	4/23/40	10	11
[1]	Bank of America Corp.	2.676%	6/19/41	160	151
[1]	Bank of America Corp.	5.875%	2/7/42	60	84
	Bank of America Corp.	3.311%	4/22/42	165	169
[1]	Bank of America Corp.	5.000%	1/21/44	50	64
[1]	Bank of America Corp.	4.443%	1/20/48	50	59
[1]	Bank of America Corp.	3.946%	1/23/49	55	61
[1]	Bank of America Corp.	4.330%	3/15/50	205	241
[1]	Bank of America Corp.	4.083%	3/20/51	245	279
[1]	Bank of America Corp.	2.831%	10/24/51	55	52
[1]	Bank of America Corp.	3.483%	3/13/52	135	140
[1]	Bank of America NA	6.000%	10/15/36	195	272
[1]	Bank of Montreal	2.550%	11/6/22	50	52
	Bank of Montreal	0.450%	12/8/23	105	105
[1]	Bank of Montreal	3.300%	2/5/24	25	27
[1]	Bank of Montreal	2.500%	6/28/24	25	26
[1]	Bank of Montreal	1.850%	5/1/25	95	99
[1]	Bank of Montreal	0.949%	1/22/27	25	25
[1]	Bank of Montreal	4.338%	10/5/28	74	80
[1]	Bank of Montreal	3.803%	12/15/32	60	66
[1]	Bank of New York Mellon Corp.	1.950%	8/23/22	15	15
[1]	Bank of New York Mellon Corp.	1.850%	1/27/23	45	46
[1]	Bank of New York Mellon Corp.	2.950%	1/29/23	50	52
[1]	Bank of New York Mellon Corp.	3.500%	4/28/23	25	27
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	86	89
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	50	50
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	20	21
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	50	54
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	85	88
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	20	22
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	80	88
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	54	60
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	15	17
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	25	29
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	60	66
	Bank of Nova Scotia	2.000%	11/15/22	115	118
	Bank of Nova Scotia	1.950%	2/1/23	65	67
	Bank of Nova Scotia	1.625%	5/1/23	150	154
	Bank of Nova Scotia	3.400%	2/11/24	40	43
	Bank of Nova Scotia	2.200%	2/3/25	75	79
	Bank of Nova Scotia	1.300%	6/11/25	25	25
	Bank of Nova Scotia	4.500%	12/16/25	15	17
	Bank of Nova Scotia	2.700%	8/3/26	65	70
[1]	Barclays plc	4.338%	5/16/24	50	54
	Barclays plc	4.375%	9/11/24	275	301
	Barclays plc	3.650%	3/16/25	50	54
[1]	Barclays plc	3.932%	5/7/25	60	65
	Barclays plc	4.375%	1/12/26	165	186
[1]	Barclays plc	2.852%	5/7/26	50	53
	Barclays plc	5.200%	5/12/26	179	205
	Barclays plc	4.337%	1/10/28	25	28
	Barclays plc	4.836%	5/9/28	90	101
[1]	Barclays plc	4.972%	5/16/29	75	87
	Barclays plc	2.645%	6/24/31	100	100
	Barclays plc	2.667%	3/10/32	85	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.564%	9/23/35	20	20
	Barclays plc	5.250%	8/17/45	105	134
	Barclays plc	4.950%	1/10/47	55	68
[1]	BBVA USA	2.875%	6/29/22	35	36
	BlackRock Inc.	3.500%	3/18/24	45	49
	BlackRock Inc.	3.250%	4/30/29	50	55
	BlackRock Inc.	2.400%	4/30/30	83	86
	BlackRock Inc.	1.900%	1/28/31	45	44
[1]	BNP Paribas SA	3.250%	3/3/23	30	32
[1]	BNP Paribas SA	4.250%	10/15/24	65	72
	BPCE SA	4.000%	4/15/24	95	104
	Brighthouse Financial Inc.	3.700%	6/22/27	64	70
	Brighthouse Financial Inc.	4.700%	6/22/47	55	59
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	75	77
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	10	10
[1]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	50	51
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	80	86
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	40	43
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	25	26
	Capital One Bank USA NA	3.375%	2/15/23	25	26
	Capital One Financial Corp.	3.200%	1/30/23	105	110
	Capital One Financial Corp.	2.600%	5/11/23	50	52
	Capital One Financial Corp.	3.500%	6/15/23	25	27
	Capital One Financial Corp.	3.900%	1/29/24	15	16
	Capital One Financial Corp.	3.750%	4/24/24	15	16
	Capital One Financial Corp.	3.300%	10/30/24	125	135
	Capital One Financial Corp.	3.200%	2/5/25	100	108
	Capital One Financial Corp.	4.200%	10/29/25	80	90
	Capital One Financial Corp.	3.750%	7/28/26	110	122
	Capital One Financial Corp.	3.750%	3/9/27	40	45
	Capital One Financial Corp.	3.650%	5/11/27	45	50
	Capital One Financial Corp.	3.800%	1/31/28	80	90
	Charles Schwab Corp.	1.150%	5/13/26	25	25
	Charles Schwab Corp.	2.300%	5/13/31	25	25
	Charles Schwab Corp.	2.650%	1/25/23	75	78
	Charles Schwab Corp.	0.750%	3/18/24	50	50
	Charles Schwab Corp.	3.850%	5/21/25	20	22
	Charles Schwab Corp.	0.900%	3/11/26	75	75
	Charles Schwab Corp.	2.000%	3/20/28	100	102
	Chubb Corp.	6.000%	5/11/37	35	49
	Chubb INA Holdings Inc.	2.875%	11/3/22	95	98
	Chubb INA Holdings Inc.	3.150%	3/15/25	25	27
	Chubb INA Holdings Inc.	3.350%	5/3/26	145	160
	Chubb INA Holdings Inc.	1.375%	9/15/30	50	47
	Chubb INA Holdings Inc.	4.350%	11/3/45	45	55
[1]	Citibank NA	3.650%	1/23/24	20	22
	Citigroup Inc.	4.050%	7/30/22	25	26
	Citigroup Inc.	2.700%	10/27/22	110	113
	Citigroup Inc.	3.500%	5/15/23	125	132
[1]	Citigroup Inc.	2.876%	7/24/23	110	113
	Citigroup Inc.	3.875%	10/25/23	125	136
[1]	Citigroup Inc.	1.678%	5/15/24	110	113
[1]	Citigroup Inc.	4.044%	6/1/24	60	64
	Citigroup Inc.	4.000%	8/5/24	65	71
	Citigroup Inc.	0.776%	10/30/24	60	60
	Citigroup Inc.	3.875%	3/26/25	100	110
[1]	Citigroup Inc.	3.352%	4/24/25	135	145
	Citigroup Inc.	3.300%	4/27/25	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.400%	6/10/25	75	84
	Citigroup Inc.	5.500%	9/13/25	25	29
	Citigroup Inc.	3.700%	1/12/26	100	111
	Citigroup Inc.	4.600%	3/9/26	75	86
[1]	Citigroup Inc.	3.106%	4/8/26	75	81
	Citigroup Inc.	3.400%	5/1/26	125	137
	Citigroup Inc.	3.200%	10/21/26	190	207
	Citigroup Inc.	4.300%	11/20/26	75	85
	Citigroup Inc.	1.122%	1/28/27	25	25
	Citigroup Inc.	4.450%	9/29/27	265	303
[1]	Citigroup Inc.	3.887%	1/10/28	40	45
[1]	Citigroup Inc.	3.668%	7/24/28	110	122
	Citigroup Inc.	4.125%	7/25/28	100	113
[1]	Citigroup Inc.	3.520%	10/27/28	180	198
[1]	Citigroup Inc.	4.075%	4/23/29	75	85
[1]	Citigroup Inc.	3.980%	3/20/30	150	169
[1]	Citigroup Inc.	2.976%	11/5/30	100	105
[1]	Citigroup Inc.	2.666%	1/29/31	150	153
[1]	Citigroup Inc.	4.412%	3/31/31	135	155
[1]	Citigroup Inc.	2.572%	6/3/31	120	121
	Citigroup Inc.	6.625%	6/15/32	65	88
[1]	Citigroup Inc.	3.878%	1/24/39	6	7
	Citigroup Inc.	8.125%	7/15/39	122	205
[1]	Citigroup Inc.	5.316%	3/26/41	120	157
	Citigroup Inc.	5.875%	1/30/42	100	140
	Citigroup Inc.	6.675%	9/13/43	40	60
	Citigroup Inc.	5.300%	5/6/44	45	58
	Citigroup Inc.	4.650%	7/30/45	95	118
	Citigroup Inc.	4.750%	5/18/46	50	61
[1]	Citigroup Inc.	4.281%	4/24/48	25	30
	Citigroup Inc.	4.650%	7/23/48	65	82
[1]	Citizens Bank NA	2.250%	4/28/25	35	37
	Citizens Financial Group Inc.	3.250%	4/30/30	60	65
	CME Group Inc.	3.000%	3/15/25	50	54
	CME Group Inc.	5.300%	9/15/43	38	53
	Comerica Inc.	3.700%	7/31/23	35	37
	Cooperatieve Rabobank UA	3.950%	11/9/22	60	63
	Cooperatieve Rabobank UA	2.750%	1/10/23	90	94
	Cooperatieve Rabobank UA	4.625%	12/1/23	75	82
	Cooperatieve Rabobank UA	0.375%	1/12/24	25	25
	Cooperatieve Rabobank UA	4.375%	8/4/25	35	39
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	50	55
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	105	139
	Cooperatieve Rabobank UA	5.750%	12/1/43	120	163
	Cooperatieve Rabobank UA	5.250%	8/4/45	25	33
	Credit Suisse AG	1.000%	5/5/23	200	202
[1]	Credit Suisse AG	3.625%	9/9/24	210	230
	Credit Suisse AG	2.950%	4/9/25	45	48
	Credit Suisse Group AG	3.800%	6/9/23	65	69
	Credit Suisse Group AG	3.750%	3/26/25	25	27
	Credit Suisse Group AG	4.550%	4/17/26	75	85
	Credit Suisse Group AG	4.875%	5/15/45	90	110
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	105	110
[1]	Deutsche Bank AG	3.300%	11/16/22	100	104
	Deutsche Bank AG	3.950%	2/27/23	75	79
	Deutsche Bank AG	3.700%	5/30/24	70	76
[1]	Deutsche Bank AG	2.222%	9/18/24	75	77
[1]	Deutsche Bank AG	3.961%	11/26/25	40	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	2.129%	11/24/26	45	46
[1]	Deutsche Bank AG	3.547%	9/18/31	145	152
[1]	Discover Bank	4.200%	8/8/23	40	43
	Discover Bank	2.450%	9/12/24	65	68
[1]	Discover Bank	3.450%	7/27/26	50	55
[1]	Discover Bank	4.650%	9/13/28	115	133
	Discover Financial Services	4.100%	2/9/27	50	56
	Equitable Holdings Inc.	4.350%	4/20/28	127	144
	Equitable Holdings Inc.	5.000%	4/20/48	41	50
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	15	15
	Fifth Third Bancorp	3.650%	1/25/24	25	27
	Fifth Third Bancorp	2.375%	1/28/25	75	79
	Fifth Third Bancorp	2.550%	5/5/27	50	53
	Fifth Third Bancorp	8.250%	3/1/38	15	25
[1]	Fifth Third Bank NA	3.950%	7/28/25	85	96
[1]	Fifth Third Bank NA	3.850%	3/15/26	25	28
	Franklin Resources Inc.	1.600%	10/30/30	40	38
	Global Payments Inc.	2.650%	2/15/25	2	2
	Global Payments Inc.	4.800%	4/1/26	65	75
	Global Payments Inc.	3.200%	8/15/29	75	79
	Global Payments Inc.	2.900%	5/15/30	65	67
	Global Payments Inc.	4.150%	8/15/49	75	83
	Goldman Sachs Capital I	6.345%	2/15/34	35	48
	Goldman Sachs Group Inc.	3.625%	1/22/23	115	121
[1]	Goldman Sachs Group Inc.	0.481%	1/27/23	25	25
	Goldman Sachs Group Inc.	3.200%	2/23/23	50	52
[1]	Goldman Sachs Group Inc.	2.908%	6/5/23	100	103
[1]	Goldman Sachs Group Inc.	2.905%	7/24/23	155	159
[1]	Goldman Sachs Group Inc.	0.627%	11/17/23	150	150
	Goldman Sachs Group Inc.	3.625%	2/20/24	200	216
	Goldman Sachs Group Inc.	4.000%	3/3/24	200	219
	Goldman Sachs Group Inc.	0.673%	3/8/24	120	120
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	150	163
	Goldman Sachs Group Inc.	3.500%	1/23/25	63	68
	Goldman Sachs Group Inc.	3.500%	4/1/25	74	81
	Goldman Sachs Group Inc.	3.750%	5/22/25	110	121
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	75	81
	Goldman Sachs Group Inc.	4.250%	10/21/25	75	84
	Goldman Sachs Group Inc.	0.855%	2/12/26	30	30
	Goldman Sachs Group Inc.	3.750%	2/25/26	150	167
	Goldman Sachs Group Inc.	3.500%	11/16/26	97	106
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	25	25
	Goldman Sachs Group Inc.	5.950%	1/15/27	50	61
	Goldman Sachs Group Inc.	3.850%	1/26/27	165	183
	Goldman Sachs Group Inc.	1.431%	3/9/27	95	95
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	130	144
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	200	222
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	148	168
	Goldman Sachs Group Inc.	2.600%	2/7/30	50	51
	Goldman Sachs Group Inc.	3.800%	3/15/30	30	33
	Goldman Sachs Group Inc.	1.992%	1/27/32	110	105
	Goldman Sachs Group Inc.	2.615%	4/22/32	50	50
	Goldman Sachs Group Inc.	6.125%	2/15/33	135	182
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	72
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	170	193
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	125	148
	Goldman Sachs Group Inc.	6.250%	2/1/41	175	252
	Goldman Sachs Group Inc.	3.210%	4/22/42	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	75	94
	Goldman Sachs Group Inc.	5.150%	5/22/45	145	189
	Goldman Sachs Group Inc.	4.750%	10/21/45	120	151
	Hartford Financial Services Group Inc.	3.600%	8/19/49	50	53
	HSBC Holdings plc	0.976%	5/24/25	100	100
	HSBC Holdings plc	2.804%	5/24/32	100	101
	HSBC Holdings plc	3.600%	5/25/23	145	154
[1]	HSBC Holdings plc	3.033%	11/22/23	150	156
	HSBC Holdings plc	4.250%	3/14/24	25	27
[1]	HSBC Holdings plc	3.950%	5/18/24	25	27
[1]	HSBC Holdings plc	3.803%	3/11/25	225	243
	HSBC Holdings plc	4.250%	8/18/25	50	56
[1]	HSBC Holdings plc	2.633%	11/7/25	100	106
	HSBC Holdings plc	4.300%	3/8/26	75	85
[1]	HSBC Holdings plc	1.645%	4/18/26	75	76
	HSBC Holdings plc	3.900%	5/25/26	125	139
[1]	HSBC Holdings plc	2.099%	6/4/26	50	52
[1]	HSBC Holdings plc	4.292%	9/12/26	125	140
	HSBC Holdings plc	4.375%	11/23/26	65	73
	HSBC Holdings plc	1.589%	5/24/27	155	155
[1]	HSBC Holdings plc	4.041%	3/13/28	75	83
[1]	HSBC Holdings plc	2.013%	9/22/28	125	125
[1]	HSBC Holdings plc	4.583%	6/19/29	145	166
	HSBC Holdings plc	4.950%	3/31/30	195	231
[1]	HSBC Holdings plc	3.973%	5/22/30	160	177
[1]	HSBC Holdings plc	2.848%	6/4/31	35	36
[1]	HSBC Holdings plc	2.357%	8/18/31	50	49
	HSBC Holdings plc	6.500%	5/2/36	55	74
	HSBC Holdings plc	6.500%	9/15/37	45	61
	HSBC Holdings plc	6.800%	6/1/38	80	113
	HSBC Holdings plc	6.100%	1/14/42	90	127
	HSBC Holdings plc	5.250%	3/14/44	102	128
	HSBC USA Inc.	3.500%	6/23/24	90	98
	Huntington Bancshares Inc.	2.625%	8/6/24	50	53
	Huntington Bancshares Inc.	2.550%	2/4/30	85	87
[1]	Huntington National Bank	3.550%	10/6/23	35	37
	ING Groep NV	4.100%	10/2/23	50	54
	ING Groep NV	3.550%	4/9/24	75	81
	ING Groep NV	3.950%	3/29/27	120	135
	ING Groep NV	4.550%	10/2/28	50	58
	ING Groep NV	4.050%	4/9/29	25	28
	Intercontinental Exchange Inc.	4.000%	10/15/23	35	38
	Intercontinental Exchange Inc.	3.750%	12/1/25	70	78
	Intercontinental Exchange Inc.	2.100%	6/15/30	45	44
	Intercontinental Exchange Inc.	1.850%	9/15/32	145	136
	Intercontinental Exchange Inc.	2.650%	9/15/40	25	23
	Intercontinental Exchange Inc.	4.250%	9/21/48	95	109
	Intercontinental Exchange Inc.	3.000%	6/15/50	15	14
	Intercontinental Exchange Inc.	3.000%	9/15/60	55	50
	International Lease Finance Corp.	5.875%	8/15/22	145	154
	JPMorgan Chase & Co.	3.250%	9/23/22	130	135
	JPMorgan Chase & Co.	2.972%	1/15/23	60	61
	JPMorgan Chase & Co.	3.200%	1/25/23	120	126
	JPMorgan Chase & Co.	3.375%	5/1/23	160	169
	JPMorgan Chase & Co.	2.700%	5/18/23	114	119
	JPMorgan Chase & Co.	3.875%	2/1/24	215	234
	JPMorgan Chase & Co.	0.697%	3/16/24	90	90
[1]	JPMorgan Chase & Co.	3.559%	4/23/24	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	150	153
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	290	310
	JPMorgan Chase & Co.	3.875%	9/10/24	50	55
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	50	50
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	225	244
	JPMorgan Chase & Co.	3.125%	1/23/25	75	81
	JPMorgan Chase & Co.	0.563%	2/16/25	30	30
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	165	176
	JPMorgan Chase & Co.	3.900%	7/15/25	25	28
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	75	79
	JPMorgan Chase & Co.	3.300%	4/1/26	350	384
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	260	270
	JPMorgan Chase & Co.	3.200%	6/15/26	100	109
	JPMorgan Chase & Co.	2.950%	10/1/26	100	108
	JPMorgan Chase & Co.	1.045%	11/19/26	205	203
	JPMorgan Chase & Co.	4.125%	12/15/26	30	34
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	95	106
	JPMorgan Chase & Co.	1.040%	2/4/27	60	59
	JPMorgan Chase & Co.	1.578%	4/22/27	50	50
	JPMorgan Chase & Co.	3.625%	12/1/27	60	66
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	130	145
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	130	143
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	100	103
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	75	82
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	105	118
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	160	183
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	130	151
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	85	94
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	115	119
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	165	193
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	150	152
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	100	104
	JPMorgan Chase & Co.	1.764%	11/19/31	65	62
	JPMorgan Chase & Co.	1.953%	2/4/32	215	206
	JPMorgan Chase & Co.	2.580%	4/22/32	115	116
	JPMorgan Chase & Co.	6.400%	5/15/38	122	176
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	50	56
	JPMorgan Chase & Co.	5.500%	10/15/40	95	126
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	70	70
	JPMorgan Chase & Co.	5.600%	7/15/41	125	170
	JPMorgan Chase & Co.	2.525%	11/19/41	40	37
	JPMorgan Chase & Co.	5.400%	1/6/42	25	33
	JPMorgan Chase & Co.	5.625%	8/16/43	75	102
	JPMorgan Chase & Co.	4.850%	2/1/44	80	101
	JPMorgan Chase & Co.	4.950%	6/1/45	55	70
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	165	193
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	100	113
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	210	235
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	130	145
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	62	61
	JPMorgan Chase & Co.	3.328%	4/22/52	140	142
[1]	KeyBank NA	2.300%	9/14/22	110	113
[1]	KeyBank NA	3.300%	6/1/25	15	16
[1]	KeyCorp	2.250%	4/6/27	45	47
[1]	KeyCorp	4.100%	4/30/28	25	29
[1]	KeyCorp	2.550%	10/1/29	25	26
[1]	Lloyds Banking Group plc	1.326%	6/15/23	100	101
	Lloyds Banking Group plc	4.050%	8/16/23	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lloyds Banking Group plc	2.907%	11/7/23	110	114
	Lloyds Banking Group plc	3.900%	3/12/24	75	82
	Lloyds Banking Group plc	4.500%	11/4/24	25	28
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	82
	Lloyds Banking Group plc	4.582%	12/10/25	100	113
[1]	Lloyds Banking Group plc	2.438%	2/5/26	80	84
	Lloyds Banking Group plc	4.650%	3/24/26	150	170
	Lloyds Banking Group plc	3.750%	1/11/27	25	28
	Lloyds Banking Group plc	4.550%	8/16/28	55	64
[1]	Lloyds Banking Group plc	3.574%	11/7/28	25	27
	Lloyds Banking Group plc	5.300%	12/1/45	25	32
	Lloyds Banking Group plc	4.344%	1/9/48	75	84
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	75	80
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	85	93
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	80	93
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	25	25
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	40	52
	Mastercard Inc.	3.375%	4/1/24	70	76
	Mastercard Inc.	2.950%	11/21/26	60	65
	Mastercard Inc.	3.300%	3/26/27	65	72
	Mastercard Inc.	3.350%	3/26/30	120	133
	Mastercard Inc.	3.650%	6/1/49	95	106
	Mastercard Inc.	3.850%	3/26/50	60	69
[1]	MetLife Inc.	4.368%	9/15/23	25	27
	MetLife Inc.	3.600%	4/10/24	10	11
	MetLife Inc.	4.550%	3/23/30	115	136
	MetLife Inc.	5.700%	6/15/35	90	122
[1]	MetLife Inc.	6.400%	12/15/36	70	89
	MetLife Inc.	5.875%	2/6/41	10	14
	MetLife Inc.	4.125%	8/13/42	30	35
	MetLife Inc.	4.875%	11/13/43	35	45
	MetLife Inc.	4.050%	3/1/45	25	29
	MetLife Inc.	4.600%	5/13/46	60	74
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	150	154
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	47	48
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	110	116
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	105	112
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	81
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	100	106
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	175	183
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	20
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	125	126
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	70	79
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	27
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	50	55
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	45	51
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	100	112
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	95	97
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	100	98
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	60	66
	Mizuho Financial Group Inc.	2.601%	9/11/22	60	62
	Mizuho Financial Group Inc.	3.549%	3/5/23	100	106
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	125	127
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	45	47
	Mizuho Financial Group Inc.	1.234%	5/22/27	50	49
	Mizuho Financial Group Inc.	3.170%	9/11/27	50	55
	Mizuho Financial Group Inc.	4.018%	3/5/28	45	51
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	45	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	50	53
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	110	108
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	25	24
[3]	Morgan Stanley	0.790%	5/30/25	200	200
	Morgan Stanley	4.875%	11/1/22	135	143
[1]	Morgan Stanley	3.125%	1/23/23	50	52
[1]	Morgan Stanley	3.750%	2/25/23	135	143
[1]	Morgan Stanley	4.100%	5/22/23	100	107
[1]	Morgan Stanley	0.560%	11/10/23	50	50
[1]	Morgan Stanley	0.529%	1/25/24	185	185
[1]	Morgan Stanley	3.737%	4/24/24	215	228
[1]	Morgan Stanley	3.875%	4/29/24	75	82
[1]	Morgan Stanley	2.720%	7/22/25	150	159
[1]	Morgan Stanley	0.864%	10/21/25	50	50
	Morgan Stanley	5.000%	11/24/25	100	116
[1]	Morgan Stanley	3.875%	1/27/26	100	112
[1]	Morgan Stanley	2.188%	4/28/26	200	209
[1]	Morgan Stanley	3.125%	7/27/26	175	190
[1]	Morgan Stanley	4.350%	9/8/26	125	142
	Morgan Stanley	0.985%	12/10/26	175	173
	Morgan Stanley	3.625%	1/20/27	226	252
	Morgan Stanley	3.950%	4/23/27	200	225
[1]	Morgan Stanley	3.591%	7/22/28	165	182
[1]	Morgan Stanley	3.772%	1/24/29	170	189
[1]	Morgan Stanley	4.431%	1/23/30	140	162
[1]	Morgan Stanley	2.699%	1/22/31	75	77
[1]	Morgan Stanley	3.622%	4/1/31	225	248
[1]	Morgan Stanley	1.794%	2/13/32	35	33
	Morgan Stanley	7.250%	4/1/32	100	144
[1]	Morgan Stanley	1.928%	4/28/32	25	24
[1]	Morgan Stanley	3.971%	7/22/38	125	143
[1]	Morgan Stanley	4.457%	4/22/39	10	12
	Morgan Stanley	6.375%	7/24/42	155	230
	Morgan Stanley	4.300%	1/27/45	120	143
	Morgan Stanley	4.375%	1/22/47	135	163
[1]	Morgan Stanley	5.597%	3/24/51	125	179
[1]	Morgan Stanley	2.802%	1/25/52	90	84
	National Australia Bank Ltd.	3.000%	1/20/23	35	37
	National Australia Bank Ltd.	3.625%	6/20/23	50	53
	National Australia Bank Ltd.	3.375%	1/14/26	25	28
[1]	National Australia Bank Ltd.	2.500%	7/12/26	135	144
[1]	National Bank of Canada	2.100%	2/1/23	50	51
	Natwest Group plc	6.125%	12/15/22	45	49
	Natwest Group plc	3.875%	9/12/23	75	81
	Natwest Group plc	6.000%	12/19/23	54	61
	Natwest Group plc	5.125%	5/28/24	35	39
[1]	Natwest Group plc	4.519%	6/25/24	50	54
[1]	Natwest Group plc	4.269%	3/22/25	75	82
	Natwest Group plc	4.800%	4/5/26	50	58
[1]	Natwest Group plc	3.073%	5/22/28	50	53
[1]	Natwest Group plc	4.892%	5/18/29	40	46
[1]	Natwest Group plc	3.754%	11/1/29	135	144
[1]	Natwest Group plc	5.076%	1/27/30	140	164
[1]	Natwest Group plc	4.445%	5/8/30	25	28
[1]	Natwest Group plc	3.032%	11/28/35	50	49
	Nomura Holdings Inc.	2.648%	1/16/25	25	26
	Nomura Holdings Inc.	1.851%	7/16/25	125	127
	Nomura Holdings Inc.	3.103%	1/16/30	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.679%	7/16/30	65	65
	Northern Trust Corp.	3.950%	10/30/25	25	28
	Northern Trust Corp.	1.950%	5/1/30	40	40
	PayPal Holdings Inc.	2.200%	9/26/22	120	123
	PayPal Holdings Inc.	1.350%	6/1/23	60	61
	PayPal Holdings Inc.	2.400%	10/1/24	10	11
	PayPal Holdings Inc.	1.650%	6/1/25	25	26
	PayPal Holdings Inc.	2.650%	10/1/26	75	80
	PayPal Holdings Inc.	2.850%	10/1/29	70	74
	PayPal Holdings Inc.	2.300%	6/1/30	25	25
	PayPal Holdings Inc.	3.250%	6/1/50	60	61
[1]	PNC Bank NA	2.450%	7/28/22	75	77
[1]	PNC Bank NA	2.700%	11/1/22	25	26
[1]	PNC Bank NA	2.950%	1/30/23	75	78
[1]	PNC Bank NA	3.500%	6/8/23	15	16
[1]	PNC Bank NA	2.950%	2/23/25	60	65
[1]	PNC Bank NA	3.100%	10/25/27	50	55
[1]	PNC Bank NA	4.050%	7/26/28	65	74
[1]	PNC Bank NA	2.700%	10/22/29	100	104
	PNC Financial Services Group Inc.	3.500%	1/23/24	45	49
	PNC Financial Services Group Inc.	3.900%	4/29/24	45	49
	PNC Financial Services Group Inc.	2.600%	7/23/26	25	27
	PNC Financial Services Group Inc.	3.150%	5/19/27	60	66
	PNC Financial Services Group Inc.	3.450%	4/23/29	120	133
	PNC Financial Services Group Inc.	2.550%	1/22/30	15	16
	Progressive Corp.	4.125%	4/15/47	55	65
[1]	Prudential Financial Inc.	5.700%	12/14/36	95	129
[1]	Prudential Financial Inc.	5.625%	6/15/43	65	70
[1]	Prudential Financial Inc.	5.375%	5/15/45	25	28
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	54
	Prudential Financial Inc.	3.905%	12/7/47	35	39
[1]	Prudential Financial Inc.	5.700%	9/15/48	75	87
	Prudential Financial Inc.	3.935%	12/7/49	25	28
[1]	Prudential Financial Inc.	4.350%	2/25/50	70	83
[1]	Prudential Financial Inc.	3.700%	10/1/50	40	42
[1]	Prudential Financial Inc.	3.700%	3/13/51	50	54
	Prudential plc	3.125%	4/14/30	35	37
	Raymond James Financial Inc.	4.950%	7/15/46	35	44
	Raymond James Financial Inc.	3.750%	4/1/51	60	64
	Regions Financial Corp.	3.800%	8/14/23	20	21
	Regions Financial Corp.	2.250%	5/18/25	50	52
	Royal Bank of Canada	1.200%	4/27/26	30	30
[1]	Royal Bank of Canada	1.950%	1/17/23	60	62
[1]	Royal Bank of Canada	1.600%	4/17/23	85	87
[1]	Royal Bank of Canada	3.700%	10/5/23	125	135
[1]	Royal Bank of Canada	0.500%	10/26/23	100	100
[1]	Royal Bank of Canada	0.425%	1/19/24	25	25
[1]	Royal Bank of Canada	2.250%	11/1/24	135	142
[1]	Royal Bank of Canada	1.150%	6/10/25	50	50
[1]	Royal Bank of Canada	0.875%	1/20/26	60	59
[1]	Royal Bank of Canada	4.650%	1/27/26	40	46
	Santander Holdings USA Inc.	3.400%	1/18/23	85	89
	Santander Holdings USA Inc.	4.500%	7/17/25	20	22
	Santander Holdings USA Inc.	3.244%	10/5/26	110	118
	Santander Holdings USA Inc.	4.400%	7/13/27	90	101
	Santander UK Group Holdings plc	3.571%	1/10/23	100	102
[1]	Santander UK Group Holdings plc	3.373%	1/5/24	70	73
	Santander UK Group Holdings plc	1.089%	3/15/25	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	65	72
	Santander UK plc	2.100%	1/13/23	50	51
	Santander UK plc	4.000%	3/13/24	70	77
	State Street Corp.	3.100%	5/15/23	45	48
	State Street Corp.	3.700%	11/20/23	95	103
	State Street Corp.	3.300%	12/16/24	25	27
	State Street Corp.	3.550%	8/18/25	25	28
	State Street Corp.	2.650%	5/19/26	35	38
	State Street Corp.	2.400%	1/24/30	120	124
	State Street Corp.	2.200%	3/3/31	25	25
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	125	129
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	150	157
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	135	145
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	162
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	25	27
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	50	52
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	50	51
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	45	50
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25	27
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	70	76
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	66
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	50	55
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	110
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25	27
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	75	78
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	130	129
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	160	154
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	70	76
[1]	Synchrony Bank	3.000%	6/15/22	10	10
	Synchrony Financial	2.850%	7/25/22	50	51
	Synchrony Financial	4.250%	8/15/24	75	82
	Synchrony Financial	4.500%	7/23/25	20	22
	Synchrony Financial	3.950%	12/1/27	70	77
	TD Ameritrade Holding Corp.	3.300%	4/1/27	40	44
[1]	Toronto-Dominion Bank	1.900%	12/1/22	105	108
[1]	Toronto-Dominion Bank	0.250%	1/6/23	60	60
[1]	Toronto-Dominion Bank	0.750%	6/12/23	75	76
[1]	Toronto-Dominion Bank	3.500%	7/19/23	150	160
[1]	Toronto-Dominion Bank	0.450%	9/11/23	50	50
	Toronto-Dominion Bank	0.550%	3/4/24	115	115
[1]	Toronto-Dominion Bank	3.250%	3/11/24	60	65
[1]	Toronto-Dominion Bank	2.650%	6/12/24	25	27
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	40
[1]	Toronto-Dominion Bank	0.750%	1/6/26	50	50
[1]	Toronto-Dominion Bank	3.625%	9/15/31	25	28
	Travelers Cos. Inc.	5.350%	11/1/40	45	61
[1]	Truist Bank	2.450%	8/1/22	55	56
[1]	Truist Bank	1.250%	3/9/23	75	76
[1]	Truist Bank	3.200%	4/1/24	25	27
[1]	Truist Bank	2.150%	12/6/24	100	105
[1]	Truist Bank	3.625%	9/16/25	25	28
[1]	Truist Bank	3.800%	10/30/26	55	62
[1]	Truist Bank	2.636%	9/17/29	60	63
[1]	Truist Bank	2.250%	3/11/30	65	65
[1]	Truist Financial Corp.	3.050%	6/20/22	25	26
[1]	Truist Financial Corp.	2.200%	3/16/23	75	77
[1]	Truist Financial Corp.	3.750%	12/6/23	25	27
[1]	Truist Financial Corp.	2.500%	8/1/24	105	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Truist Financial Corp.	2.850%	10/26/24	75	81
[1]	Truist Financial Corp.	1.267%	3/2/27	105	105
[1]	Truist Financial Corp.	1.125%	8/3/27	75	73
[1]	Truist Financial Corp.	1.950%	6/5/30	50	49
[1]	US Bancorp	2.950%	7/15/22	20	21
[1]	US Bancorp	3.700%	1/30/24	40	43
	US Bancorp	3.375%	2/5/24	70	75
	US Bancorp	2.400%	7/30/24	100	106
[1]	US Bancorp	3.600%	9/11/24	70	77
	US Bancorp	1.450%	5/12/25	75	77
[1]	US Bancorp	3.950%	11/17/25	125	141
[1]	US Bancorp	3.100%	4/27/26	25	27
[1]	US Bancorp	2.375%	7/22/26	20	21
[1]	US Bancorp	3.150%	4/27/27	70	77
[1]	US Bancorp	3.900%	4/26/28	50	57
[1]	US Bancorp	3.000%	7/30/29	45	48
[1]	US Bancorp	1.375%	7/22/30	53	50
	US Bank NA	1.950%	1/9/23	25	26
[1]	US Bank NA	2.850%	1/23/23	75	78
[1]	US Bank NA	3.400%	7/24/23	20	21
[1]	US Bank NA	2.800%	1/27/25	35	37
	Visa Inc.	2.800%	12/14/22	140	145
	Visa Inc.	3.150%	12/14/25	110	121
	Visa Inc.	1.900%	4/15/27	150	155
	Visa Inc.	2.750%	9/15/27	25	27
	Visa Inc.	2.050%	4/15/30	90	91
	Visa Inc.	1.100%	2/15/31	50	46
	Visa Inc.	4.150%	12/14/35	55	66
	Visa Inc.	4.300%	12/14/45	120	148
	Visa Inc.	3.650%	9/15/47	100	113
	Visa Inc.	2.000%	8/15/50	70	59
[3]	Westpac Banking Corp.	1.150%	6/3/26	50	50
	Westpac Banking Corp.	2.500%	6/28/22	25	26
	Westpac Banking Corp.	2.750%	1/11/23	110	114
	Westpac Banking Corp.	2.000%	1/13/23	50	51
	Westpac Banking Corp.	3.300%	2/26/24	20	22
	Westpac Banking Corp.	2.850%	5/13/26	125	135
	Westpac Banking Corp.	2.700%	8/19/26	50	54
	Westpac Banking Corp.	3.350%	3/8/27	85	94
	Westpac Banking Corp.	3.400%	1/25/28	50	56
	Westpac Banking Corp.	2.650%	1/16/30	15	16
[1]	Westpac Banking Corp.	2.894%	2/4/30	25	26
[1]	Westpac Banking Corp.	4.322%	11/23/31	105	117
	Westpac Banking Corp.	4.110%	7/24/34	50	54
	Westpac Banking Corp.	2.668%	11/15/35	70	68
	Westpac Banking Corp.	4.421%	7/24/39	85	98
					64,925
Health Care (16.0%)
	Abbott Laboratories	3.400%	11/30/23	25	27
	Abbott Laboratories	3.750%	11/30/26	85	96
[4]	Abbott Laboratories	4.750%	11/30/36	135	170
	Abbott Laboratories	4.900%	11/30/46	110	146
	AbbVie Inc.	3.250%	10/1/22	155	160
	AbbVie Inc.	2.900%	11/6/22	150	155
	AbbVie Inc.	3.200%	11/6/22	75	78
	AbbVie Inc.	2.300%	11/21/22	70	72
	AbbVie Inc.	3.850%	6/15/24	125	136
	AbbVie Inc.	2.600%	11/21/24	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AbbVie Inc.	3.800%	3/15/25	100	110
AbbVie Inc.	3.600%	5/14/25	297	325
AbbVie Inc.	3.200%	5/14/26	165	179
AbbVie Inc.	2.950%	11/21/26	175	188
AbbVie Inc.	4.250%	11/14/28	50	58
AbbVie Inc.	3.200%	11/21/29	175	188
AbbVie Inc.	4.550%	3/15/35	145	173
AbbVie Inc.	4.500%	5/14/35	160	190
AbbVie Inc.	4.300%	5/14/36	60	70
AbbVie Inc.	4.050%	11/21/39	25	28
AbbVie Inc.	4.400%	11/6/42	125	146
AbbVie Inc.	4.850%	6/15/44	75	92
AbbVie Inc.	4.750%	3/15/45	125	152
AbbVie Inc.	4.700%	5/14/45	205	247
AbbVie Inc.	4.450%	5/14/46	100	117
AbbVie Inc.	4.875%	11/14/48	95	119
AbbVie Inc.	4.250%	11/21/49	180	207
Aetna Inc.	2.750%	11/15/22	60	62
Aetna Inc.	2.800%	6/15/23	20	21
Aetna Inc.	3.500%	11/15/24	50	54
Aetna Inc.	6.625%	6/15/36	60	86
Aetna Inc.	3.875%	8/15/47	45	48
Agilent Technologies Inc.	2.300%	3/12/31	25	25
AmerisourceBergen Corp.	0.737%	3/15/23	110	110
AmerisourceBergen Corp.	3.450%	12/15/27	45	49
AmerisourceBergen Corp.	2.700%	3/15/31	50	51
Amgen Inc.	2.770%	9/1/53	80	72
Amgen Inc.	2.250%	8/19/23	50	52
Amgen Inc.	3.625%	5/22/24	50	54
Amgen Inc.	3.125%	5/1/25	15	16
Amgen Inc.	2.600%	8/19/26	40	43
Amgen Inc.	2.200%	2/21/27	80	83
Amgen Inc.	2.450%	2/21/30	70	71
Amgen Inc.	2.300%	2/25/31	135	135
Amgen Inc.	3.150%	2/21/40	115	116
Amgen Inc.	4.400%	5/1/45	30	35
Amgen Inc.	4.563%	6/15/48	75	90
Amgen Inc.	3.375%	2/21/50	150	152
Amgen Inc.	4.663%	6/15/51	110	136
Anthem Inc.	3.300%	1/15/23	30	31
Anthem Inc.	3.500%	8/15/24	75	81
Anthem Inc.	3.350%	12/1/24	50	54
Anthem Inc.	2.375%	1/15/25	100	105
Anthem Inc.	3.650%	12/1/27	112	125
Anthem Inc.	4.101%	3/1/28	5	6
Anthem Inc.	2.875%	9/15/29	70	74
Anthem Inc.	2.250%	5/15/30	35	35
Anthem Inc.	4.625%	5/15/42	30	36
Anthem Inc.	4.650%	1/15/43	40	48
Anthem Inc.	4.650%	8/15/44	5	6
Anthem Inc.	4.375%	12/1/47	135	158
Anthem Inc.	4.550%	3/1/48	30	36
Anthem Inc.	3.700%	9/15/49	90	96
Anthem Inc.	3.125%	5/15/50	80	78
Astrazeneca Finance LLC	0.700%	5/28/24	60	60
Astrazeneca Finance LLC	1.200%	5/28/26	45	45
Astrazeneca Finance LLC	1.750%	5/28/28	45	45
Astrazeneca Finance LLC	2.250%	5/28/31	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	0.300%	5/26/23	45	45
	AstraZeneca plc	3.000%	5/28/51	35	35
	AstraZeneca plc	2.375%	6/12/22	25	26
	AstraZeneca plc	3.500%	8/17/23	20	21
	AstraZeneca plc	3.375%	11/16/25	85	93
	AstraZeneca plc	0.700%	4/8/26	50	49
	AstraZeneca plc	3.125%	6/12/27	115	126
	AstraZeneca plc	4.000%	1/17/29	50	57
	AstraZeneca plc	1.375%	8/6/30	20	19
	AstraZeneca plc	6.450%	9/15/37	90	131
	AstraZeneca plc	4.000%	9/18/42	35	40
	AstraZeneca plc	4.375%	11/16/45	75	90
	AstraZeneca plc	4.375%	8/17/48	47	57
	Baxalta Inc.	4.000%	6/23/25	20	22
	Baxter International Inc.	2.600%	8/15/26	36	39
	Becton Dickinson & Co.	2.894%	6/6/22	78	80
	Becton Dickinson & Co.	3.363%	6/6/24	70	75
	Becton Dickinson & Co.	3.700%	6/6/27	69	77
	Becton Dickinson & Co.	2.823%	5/20/30	70	73
	Becton Dickinson & Co.	1.957%	2/11/31	25	24
	Becton Dickinson & Co.	4.669%	6/6/47	115	138
	Becton Dickinson & Co.	3.794%	5/20/50	85	91
	Biogen Inc.	3.625%	9/15/22	75	78
	Biogen Inc.	4.050%	9/15/25	30	33
	Biogen Inc.	2.250%	5/1/30	130	128
	Biogen Inc.	3.150%	5/1/50	90	84
	Boston Scientific Corp.	3.450%	3/1/24	25	27
	Boston Scientific Corp.	3.750%	3/1/26	70	78
	Boston Scientific Corp.	2.650%	6/1/30	25	25
	Boston Scientific Corp.	4.550%	3/1/39	40	48
	Boston Scientific Corp.	4.700%	3/1/49	71	88
	Bristol-Myers Squibb Co.	3.250%	8/15/22	115	119
	Bristol-Myers Squibb Co.	3.550%	8/15/22	30	31
	Bristol-Myers Squibb Co.	0.537%	11/13/23	105	105
	Bristol-Myers Squibb Co.	2.900%	7/26/24	115	123
	Bristol-Myers Squibb Co.	3.875%	8/15/25	145	163
	Bristol-Myers Squibb Co.	0.750%	11/13/25	100	99
	Bristol-Myers Squibb Co.	3.200%	6/15/26	40	44
	Bristol-Myers Squibb Co.	3.450%	11/15/27	50	56
	Bristol-Myers Squibb Co.	3.900%	2/20/28	75	85
	Bristol-Myers Squibb Co.	3.400%	7/26/29	130	144
	Bristol-Myers Squibb Co.	1.450%	11/13/30	90	86
	Bristol-Myers Squibb Co.	4.125%	6/15/39	50	59
	Bristol-Myers Squibb Co.	2.350%	11/13/40	75	70
	Bristol-Myers Squibb Co.	5.000%	8/15/45	114	150
	Bristol-Myers Squibb Co.	4.350%	11/15/47	20	24
	Bristol-Myers Squibb Co.	4.550%	2/20/48	140	174
	Bristol-Myers Squibb Co.	4.250%	10/26/49	95	114
	Bristol-Myers Squibb Co.	2.550%	11/13/50	105	96
	Cardinal Health Inc.	2.616%	6/15/22	75	77
	Cardinal Health Inc.	3.079%	6/15/24	50	53
[1]	Cigna Corp.	3.000%	7/15/23	100	105
	Cigna Corp.	3.750%	7/15/23	76	81
[1]	Cigna Corp.	3.250%	4/15/25	75	81
	Cigna Corp.	4.125%	11/15/25	75	85
[1]	Cigna Corp.	4.500%	2/25/26	100	114
[1]	Cigna Corp.	3.400%	3/1/27	75	82
	Cigna Corp.	4.375%	10/15/28	35	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	2.400%	3/15/30	86	87
	Cigna Corp.	2.375%	3/15/31	155	155
	Cigna Corp.	4.800%	8/15/38	60	73
	Cigna Corp.	3.200%	3/15/40	5	5
[1]	Cigna Corp.	4.800%	7/15/46	110	135
[1]	Cigna Corp.	3.875%	10/15/47	50	54
	Cigna Corp.	4.900%	12/15/48	90	112
	Cigna Corp.	3.400%	3/15/50	135	136
	Cigna Corp.	3.400%	3/15/51	50	50
	CVS Health Corp.	3.500%	7/20/22	125	129
	CVS Health Corp.	2.750%	12/1/22	50	52
	CVS Health Corp.	3.700%	3/9/23	90	95
	CVS Health Corp.	2.625%	8/15/24	10	11
	CVS Health Corp.	3.875%	7/20/25	300	332
	CVS Health Corp.	2.875%	6/1/26	50	54
	CVS Health Corp.	3.000%	8/15/26	125	135
	CVS Health Corp.	3.625%	4/1/27	200	222
	CVS Health Corp.	1.300%	8/21/27	25	24
	CVS Health Corp.	4.300%	3/25/28	140	160
	CVS Health Corp.	3.250%	8/15/29	90	97
	CVS Health Corp.	1.750%	8/21/30	80	76
	CVS Health Corp.	4.780%	3/25/38	210	251
	CVS Health Corp.	4.125%	4/1/40	75	84
	CVS Health Corp.	2.700%	8/21/40	25	23
	CVS Health Corp.	5.300%	12/5/43	55	70
	CVS Health Corp.	5.125%	7/20/45	190	238
	CVS Health Corp.	5.050%	3/25/48	325	403
	CVS Health Corp.	4.250%	4/1/50	70	79
	Danaher Corp.	2.600%	10/1/50	25	23
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	20	21
	DH Europe Finance II Sarl	2.600%	11/15/29	80	83
	DH Europe Finance II Sarl	3.250%	11/15/39	80	83
	DH Europe Finance II Sarl	3.400%	11/15/49	25	26
	Eli Lilly & Co.	3.375%	3/15/29	115	128
	Eli Lilly & Co.	3.950%	3/15/49	25	29
	Eli Lilly & Co.	2.250%	5/15/50	35	30
	Eli Lilly & Co.	4.150%	3/15/59	20	24
	Eli Lilly & Co.	2.500%	9/15/60	90	78
	Gilead Sciences Inc.	3.250%	9/1/22	50	52
	Gilead Sciences Inc.	2.500%	9/1/23	60	63
	Gilead Sciences Inc.	3.700%	4/1/24	75	81
	Gilead Sciences Inc.	3.500%	2/1/25	100	109
	Gilead Sciences Inc.	3.650%	3/1/26	25	28
	Gilead Sciences Inc.	2.950%	3/1/27	125	135
	Gilead Sciences Inc.	1.200%	10/1/27	35	34
	Gilead Sciences Inc.	1.650%	10/1/30	135	128
	Gilead Sciences Inc.	4.600%	9/1/35	20	24
	Gilead Sciences Inc.	4.000%	9/1/36	85	96
	Gilead Sciences Inc.	2.600%	10/1/40	20	19
	Gilead Sciences Inc.	5.650%	12/1/41	15	20
	Gilead Sciences Inc.	4.800%	4/1/44	60	73
	Gilead Sciences Inc.	4.500%	2/1/45	35	41
	Gilead Sciences Inc.	4.750%	3/1/46	120	146
	Gilead Sciences Inc.	4.150%	3/1/47	115	129
	Gilead Sciences Inc.	2.800%	10/1/50	95	86
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	90	94
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	75	80
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	50	55

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	80	91
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	165	240
GlaxoSmithKline Capital plc	2.875%	6/1/22	60	62
GlaxoSmithKline Capital plc	0.534%	10/1/23	60	60
GlaxoSmithKline Capital plc	3.000%	6/1/24	35	38
GlaxoSmithKline Capital plc	3.375%	6/1/29	25	27
HCA Inc.	4.750%	5/1/23	125	135
HCA Inc.	5.000%	3/15/24	55	61
HCA Inc.	5.250%	6/15/26	75	87
HCA Inc.	4.500%	2/15/27	50	57
HCA Inc.	4.125%	6/15/29	75	84
HCA Inc.	5.125%	6/15/39	25	31
HCA Inc.	5.500%	6/15/47	90	113
HCA Inc.	5.250%	6/15/49	95	117
Humana Inc.	4.950%	10/1/44	38	47
Johnson & Johnson	2.625%	1/15/25	25	27
Johnson & Johnson	0.550%	9/1/25	50	50
Johnson & Johnson	2.450%	3/1/26	125	134
Johnson & Johnson	2.950%	3/3/27	95	104
Johnson & Johnson	2.900%	1/15/28	120	131
Johnson & Johnson	1.300%	9/1/30	125	120
Johnson & Johnson	3.550%	3/1/36	50	57
Johnson & Johnson	3.625%	3/3/37	110	126
Johnson & Johnson	5.950%	8/15/37	70	101
Johnson & Johnson	2.100%	9/1/40	50	46
Johnson & Johnson	3.700%	3/1/46	40	46
Johnson & Johnson	3.500%	1/15/48	55	62
Johnson & Johnson	2.250%	9/1/50	60	54
Johnson & Johnson	2.450%	9/1/60	75	68
Laboratory Corp. of America Holdings	3.600%	2/1/25	50	54
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	29
McKesson Corp.	3.796%	3/15/24	25	27
Medtronic Inc.	3.500%	3/15/25	102	113
Medtronic Inc.	4.375%	3/15/35	90	110
Medtronic Inc.	4.625%	3/15/45	85	108
Merck & Co. Inc.	2.400%	9/15/22	80	82
Merck & Co. Inc.	2.800%	5/18/23	115	121
Merck & Co. Inc.	2.750%	2/10/25	80	86
Merck & Co. Inc.	0.750%	2/24/26	135	134
Merck & Co. Inc.	3.400%	3/7/29	30	33
Merck & Co. Inc.	1.450%	6/24/30	20	19
Merck & Co. Inc.	3.900%	3/7/39	55	63
Merck & Co. Inc.	2.350%	6/24/40	115	107
Merck & Co. Inc.	4.150%	5/18/43	20	24
Merck & Co. Inc.	3.700%	2/10/45	100	112
Merck & Co. Inc.	4.000%	3/7/49	50	59
Merck & Co. Inc.	2.450%	6/24/50	95	85
Mylan Inc.	5.200%	4/15/48	80	94
Novartis Capital Corp.	2.400%	9/21/22	25	26
Novartis Capital Corp.	3.400%	5/6/24	105	114
Novartis Capital Corp.	3.000%	11/20/25	40	44
Novartis Capital Corp.	2.000%	2/14/27	85	88
Novartis Capital Corp.	3.100%	5/17/27	100	110
Novartis Capital Corp.	2.200%	8/14/30	95	97
Novartis Capital Corp.	4.400%	5/6/44	125	155
Novartis Capital Corp.	4.000%	11/20/45	45	53
Novartis Capital Corp.	2.750%	8/14/50	20	19
PerkinElmer Inc.	3.300%	9/15/29	35	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	25	25
	Pfizer Inc.	3.000%	6/15/23	60	63
	Pfizer Inc.	3.200%	9/15/23	100	106
	Pfizer Inc.	2.950%	3/15/24	75	80
	Pfizer Inc.	3.400%	5/15/24	50	55
	Pfizer Inc.	0.800%	5/28/25	50	50
	Pfizer Inc.	2.750%	6/3/26	100	108
	Pfizer Inc.	3.000%	12/15/26	25	27
	Pfizer Inc.	3.600%	9/15/28	70	79
	Pfizer Inc.	3.450%	3/15/29	20	22
	Pfizer Inc.	2.625%	4/1/30	83	87
	Pfizer Inc.	7.200%	3/15/39	25	40
	Pfizer Inc.	2.550%	5/28/40	110	107
	Pfizer Inc.	4.300%	6/15/43	100	120
	Pfizer Inc.	4.400%	5/15/44	15	18
	Pfizer Inc.	4.125%	12/15/46	75	89
	Pfizer Inc.	4.200%	9/15/48	55	66
	Pfizer Inc.	4.000%	3/15/49	25	29
	Pfizer Inc.	2.700%	5/28/50	110	105
	Quest Diagnostics Inc.	2.950%	6/30/30	50	52
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	50	47
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	20	17
[1,2]	Royalty Pharma plc	0.750%	9/2/23	103	103
[1,2]	Royalty Pharma plc	1.200%	9/2/25	50	50
[1,2]	Royalty Pharma plc	1.750%	9/2/27	35	35
[1,2]	Royalty Pharma plc	3.300%	9/2/40	20	19
[1,2]	Royalty Pharma plc	3.550%	9/2/50	55	53
	Sanofi	3.625%	6/19/28	80	90
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	155	163
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	90	98
	Smith & Nephew plc	2.032%	10/14/30	50	48
	Stryker Corp.	3.375%	11/1/25	100	110
	Stryker Corp.	3.500%	3/15/26	15	17
	Stryker Corp.	1.950%	6/15/30	10	10
	Stryker Corp.	4.625%	3/15/46	50	62
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	45	49
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	100	119
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	175	171
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	85	83
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	96
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	25	24
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	75	84
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	75	81
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6	7
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	60	71
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	35	41
	UnitedHealth Group Inc.	1.150%	5/15/26	50	50
	UnitedHealth Group Inc.	2.300%	5/15/31	50	50
	UnitedHealth Group Inc.	3.250%	5/15/51	50	51
	UnitedHealth Group Inc.	3.350%	7/15/22	40	41
	UnitedHealth Group Inc.	2.375%	10/15/22	40	41
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	25	27
	UnitedHealth Group Inc.	3.500%	2/15/24	20	22
	UnitedHealth Group Inc.	2.375%	8/15/24	50	53
	UnitedHealth Group Inc.	3.750%	7/15/25	80	89
	UnitedHealth Group Inc.	3.100%	3/15/26	50	55
	UnitedHealth Group Inc.	3.850%	6/15/28	75	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.875%	12/15/28	65	74
	UnitedHealth Group Inc.	2.875%	8/15/29	75	80
	UnitedHealth Group Inc.	2.000%	5/15/30	150	149
	UnitedHealth Group Inc.	4.625%	7/15/35	35	43
	UnitedHealth Group Inc.	5.800%	3/15/36	57	79
	UnitedHealth Group Inc.	6.875%	2/15/38	135	205
	UnitedHealth Group Inc.	4.250%	3/15/43	25	30
	UnitedHealth Group Inc.	4.750%	7/15/45	85	108
	UnitedHealth Group Inc.	4.200%	1/15/47	90	106
	UnitedHealth Group Inc.	3.750%	10/15/47	75	83
	UnitedHealth Group Inc.	4.250%	6/15/48	115	138
	UnitedHealth Group Inc.	4.450%	12/15/48	75	93
	UnitedHealth Group Inc.	3.700%	8/15/49	30	33
	UnitedHealth Group Inc.	2.900%	5/15/50	50	48
	UnitedHealth Group Inc.	3.875%	8/15/59	50	57
	UnitedHealth Group Inc.	3.125%	5/15/60	20	20
[1,2]	Universal Health Services Inc.	2.650%	10/15/30	35	35
	Utah Acquisition Sub Inc.	3.950%	6/15/26	115	127
	Utah Acquisition Sub Inc.	5.250%	6/15/46	55	65
[1,2]	Viatris Inc.	1.125%	6/22/22	55	55
[1,2]	Viatris Inc.	1.650%	6/22/25	65	66
[1,2]	Viatris Inc.	2.300%	6/22/27	40	41
[1,2]	Viatris Inc.	2.700%	6/22/30	40	40
[1,2]	Viatris Inc.	3.850%	6/22/40	45	47
[1,2]	Viatris Inc.	4.000%	6/22/50	40	41
	Wyeth LLC	6.500%	2/1/34	70	101
	Wyeth LLC	5.950%	4/1/37	85	119
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	130	142
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	25	27
	Zoetis Inc.	3.250%	2/1/23	70	73
	Zoetis Inc.	3.000%	9/12/27	75	81
	Zoetis Inc.	2.000%	5/15/30	10	10
	Zoetis Inc.	4.700%	2/1/43	95	118
					26,977
Industrials (2.6%)
[1]	3M Co.	3.250%	2/14/24	25	27
	3M Co.	2.000%	2/14/25	10	11
	3M Co.	2.875%	10/15/27	45	49
[1]	3M Co.	3.375%	3/1/29	50	55
	3M Co.	2.375%	8/26/29	75	78
[1]	3M Co.	4.000%	9/14/48	60	71
	3M Co.	3.250%	8/26/49	50	53
	Amphenol Corp.	2.800%	2/15/30	35	36
	Carrier Global Corp.	2.242%	2/15/25	70	73
	Carrier Global Corp.	2.493%	2/15/27	125	131
	Carrier Global Corp.	2.722%	2/15/30	120	123
	Carrier Global Corp.	3.377%	4/5/40	50	51
	Carrier Global Corp.	3.577%	4/5/50	110	112
[1]	Caterpillar Financial Services Corp.	1.900%	9/6/22	15	15
[1]	Caterpillar Financial Services Corp.	1.950%	11/18/22	75	77
	Caterpillar Financial Services Corp.	0.250%	3/1/23	60	60
	Caterpillar Financial Services Corp.	0.650%	7/7/23	25	25
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25	25
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	115	121
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	25	25
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	85	84
	Caterpillar Inc.	3.400%	5/15/24	20	22
	Caterpillar Inc.	2.600%	4/9/30	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	5.200%	5/27/41	30	40
	Caterpillar Inc.	3.803%	8/15/42	65	75
	Caterpillar Inc.	3.250%	9/19/49	55	58
	Caterpillar Inc.	3.250%	4/9/50	45	48
	Cummins Inc.	1.500%	9/1/30	55	52
	Deere & Co.	2.600%	6/8/22	35	36
	Deere & Co.	3.900%	6/9/42	55	65
	Deere & Co.	3.750%	4/15/50	65	75
	Eaton Corp.	2.750%	11/2/22	90	93
	Eaton Corp.	4.150%	11/2/42	15	17
	FedEx Corp.	3.250%	4/1/26	75	82
	FedEx Corp.	3.100%	8/5/29	45	48
	FedEx Corp.	4.250%	5/15/30	80	92
	FedEx Corp.	3.250%	5/15/41	20	20
	FedEx Corp.	5.100%	1/15/44	25	31
	FedEx Corp.	4.750%	11/15/45	50	60
	FedEx Corp.	4.550%	4/1/46	80	94
	FedEx Corp.	4.050%	2/15/48	35	39
	FedEx Corp.	4.950%	10/17/48	75	94
	FedEx Corp.	5.250%	5/15/50	65	86
	Fortive Corp.	3.150%	6/15/26	35	38
	Illinois Tool Works Inc.	2.650%	11/15/26	90	97
	Illinois Tool Works Inc.	3.900%	9/1/42	35	41
[1]	John Deere Capital Corp.	2.800%	3/6/23	60	63
[1]	John Deere Capital Corp.	0.450%	1/17/24	50	50
[1]	John Deere Capital Corp.	3.450%	3/13/25	45	50
	Otis Worldwide Corp.	2.056%	4/5/25	73	76
	Otis Worldwide Corp.	2.565%	2/15/30	55	56
	Parker-Hannifin Corp.	3.250%	6/14/29	20	22
	Parker-Hannifin Corp.	4.000%	6/14/49	74	84
	Republic Services Inc.	2.500%	8/15/24	20	21
	Republic Services Inc.	3.950%	5/15/28	95	107
	Southwest Airlines Co.	5.250%	5/4/25	45	52
	Southwest Airlines Co.	5.125%	6/15/27	150	176
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	30	34
	United Parcel Service Inc.	2.450%	10/1/22	20	21
	United Parcel Service Inc.	2.500%	4/1/23	50	52
	United Parcel Service Inc.	3.900%	4/1/25	4	4
	United Parcel Service Inc.	3.050%	11/15/27	65	72
	United Parcel Service Inc.	3.400%	3/15/29	62	69
	United Parcel Service Inc.	4.450%	4/1/30	67	80
	United Parcel Service Inc.	6.200%	1/15/38	85	123
	United Parcel Service Inc.	3.750%	11/15/47	20	23
	United Parcel Service Inc.	4.250%	3/15/49	25	30
	United Parcel Service Inc.	5.300%	4/1/50	70	98
	Waste Management Inc.	3.150%	11/15/27	25	27
	Waste Management Inc.	1.500%	3/15/31	50	46
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	65	70
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	45	52
	WW Grainger Inc.	4.600%	6/15/45	55	68
					4,378
Materials (1.6%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	65	65
	Air Products and Chemicals Inc.	2.800%	5/15/50	45	43
[1,2]	Berry Global Inc.	0.950%	2/15/24	100	100
[1,2]	Berry Global Inc.	1.570%	1/15/26	10	10
	Carlisle Cos. Inc.	2.750%	3/1/30	30	31
	Dow Chemical Co.	3.500%	10/1/24	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dow Chemical Co.	7.375%	11/1/29	97	133
Dow Chemical Co.	2.100%	11/15/30	15	15
Dow Chemical Co.	9.400%	5/15/39	15	26
Dow Chemical Co.	5.250%	11/15/41	85	107
Dow Chemical Co.	4.375%	11/15/42	140	162
Dow Chemical Co.	5.550%	11/30/48	25	34
DuPont de Nemours Inc.	4.205%	11/15/23	85	92
DuPont de Nemours Inc.	4.493%	11/15/25	75	86
DuPont de Nemours Inc.	4.725%	11/15/28	125	147
DuPont de Nemours Inc.	5.319%	11/15/38	50	64
DuPont de Nemours Inc.	5.419%	11/15/48	95	127
Eastman Chemical Co.	3.600%	8/15/22	55	57
Eastman Chemical Co.	4.650%	10/15/44	30	36
Huntsman International LLC	4.500%	5/1/29	15	17
International Flavors & Fragrances Inc.	5.000%	9/26/48	10	12
International Paper Co.	4.800%	6/15/44	56	69
International Paper Co.	4.400%	8/15/47	25	30
International Paper Co.	4.350%	8/15/48	40	48
Mosaic Co.	4.250%	11/15/23	105	113
Newmont Corp.	2.250%	10/1/30	50	49
Newmont Corp.	6.250%	10/1/39	25	35
Newmont Corp.	4.875%	3/15/42	100	123
Nutrien Ltd.	4.200%	4/1/29	55	63
Nutrien Ltd.	5.000%	4/1/49	9	11
PPG Industries Inc.	3.750%	3/15/28	35	40
Rohm & Haas Co.	7.850%	7/15/29	15	20
Sherwin-Williams Co.	3.450%	6/1/27	110	122
Sherwin-Williams Co.	2.950%	8/15/29	49	52
Sherwin-Williams Co.	4.500%	6/1/47	70	84
Suzano Austria GmbH	6.000%	1/15/29	110	130
Suzano Austria GmbH	5.000%	1/15/30	100	112
Vulcan Materials Co.	3.500%	6/1/30	20	22
WRKCo Inc.	4.900%	3/15/29	85	101
				2,615
Real Estate (2.0%)
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	25	27
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	60	57
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	128	119
American Tower Corp.	3.500%	1/31/23	35	37
American Tower Corp.	5.000%	2/15/24	25	28
American Tower Corp.	4.000%	6/1/25	50	55
American Tower Corp.	3.375%	10/15/26	10	11
American Tower Corp.	2.750%	1/15/27	35	37
American Tower Corp.	3.550%	7/15/27	95	104
American Tower Corp.	3.800%	8/15/29	50	55
American Tower Corp.	2.900%	1/15/30	30	31
American Tower Corp.	2.100%	6/15/30	45	43
American Tower Corp.	1.875%	10/15/30	50	47
American Tower Corp.	3.100%	6/15/50	40	37
Boston Properties LP	3.850%	2/1/23	30	31
Boston Properties LP	3.200%	1/15/25	20	21
Boston Properties LP	3.650%	2/1/26	85	94
Boston Properties LP	2.750%	10/1/26	45	48
Boston Properties LP	3.400%	6/21/29	113	121
Boston Properties LP	3.250%	1/30/31	50	53
Brixmor Operating Partnership LP	4.125%	5/15/29	15	17
Brixmor Operating Partnership LP	4.050%	7/1/30	80	88
Camden Property Trust	2.800%	5/15/30	70	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CC Holdings GS V LLC	3.849%	4/15/23	15	16
	Crown Castle International Corp.	3.150%	7/15/23	20	21
	Crown Castle International Corp.	3.200%	9/1/24	20	21
	Crown Castle International Corp.	4.450%	2/15/26	50	57
	Crown Castle International Corp.	3.700%	6/15/26	95	105
	Crown Castle International Corp.	3.650%	9/1/27	60	66
	Crown Castle International Corp.	3.800%	2/15/28	55	61
	Crown Castle International Corp.	3.300%	7/1/30	135	143
	Crown Castle International Corp.	2.250%	1/15/31	5	5
	Crown Castle International Corp.	2.900%	4/1/41	75	70
	Crown Castle International Corp.	3.250%	1/15/51	37	35
	Digital Realty Trust LP	3.700%	8/15/27	10	11
	Digital Realty Trust LP	3.600%	7/1/29	85	94
	Equinix Inc.	2.625%	11/18/24	115	122
	Equinix Inc.	5.375%	5/15/27	20	21
	Equinix Inc.	3.200%	11/18/29	50	53
	Equinix Inc.	2.150%	7/15/30	20	19
	ERP Operating LP	4.500%	7/1/44	25	30
	GLP Capital LP	5.250%	6/1/25	35	40
	GLP Capital LP	5.375%	4/15/26	30	34
	GLP Capital LP	5.300%	1/15/29	45	52
	Healthpeak Properties Inc.	3.000%	1/15/30	75	79
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	12	12
	Prologis LP	2.250%	4/15/30	75	75
	Prologis LP	1.250%	10/15/30	20	18
	Realty Income Corp.	4.650%	8/1/23	50	54
	Realty Income Corp.	3.250%	1/15/31	45	48
	Simon Property Group LP	3.375%	10/1/24	20	22
	Simon Property Group LP	3.500%	9/1/25	35	38
	Simon Property Group LP	3.300%	1/15/26	50	54
	Simon Property Group LP	3.250%	11/30/26	30	33
	Simon Property Group LP	3.375%	6/15/27	35	38
	Simon Property Group LP	3.375%	12/1/27	85	93
	Simon Property Group LP	2.450%	9/13/29	115	117
	Simon Property Group LP	2.650%	7/15/30	50	51
	Simon Property Group LP	3.250%	9/13/49	38	36
	Simon Property Group LP	3.800%	7/15/50	35	37
	Ventas Realty LP	4.400%	1/15/29	5	6
	Welltower Inc.	3.625%	3/15/24	15	16
	Welltower Inc.	4.000%	6/1/25	6	7
	Welltower Inc.	4.250%	4/15/28	60	68
	Welltower Inc.	3.100%	1/15/30	90	94
					3,306
Technology (13.1%)
	Adobe Inc.	3.250%	2/1/25	125	136
	Adobe Inc.	2.150%	2/1/27	25	26
	Adobe Inc.	2.300%	2/1/30	25	26
	Analog Devices Inc.	3.900%	12/15/25	80	89
	Analog Devices Inc.	3.500%	12/5/26	15	17
	Apple Inc.	1.700%	9/11/22	40	41
	Apple Inc.	2.100%	9/12/22	100	102
	Apple Inc.	2.400%	1/13/23	175	181
	Apple Inc.	2.850%	2/23/23	100	104
	Apple Inc.	2.400%	5/3/23	175	182
	Apple Inc.	0.750%	5/11/23	25	25
	Apple Inc.	3.000%	2/9/24	50	53
	Apple Inc.	3.450%	5/6/24	25	27
	Apple Inc.	2.850%	5/11/24	38	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.800%	9/11/24	100	104
	Apple Inc.	2.750%	1/13/25	50	54
	Apple Inc.	2.500%	2/9/25	50	53
	Apple Inc.	3.200%	5/13/25	25	27
	Apple Inc.	0.550%	8/20/25	75	74
	Apple Inc.	3.250%	2/23/26	390	429
	Apple Inc.	2.450%	8/4/26	25	27
	Apple Inc.	2.050%	9/11/26	75	79
	Apple Inc.	3.350%	2/9/27	230	256
	Apple Inc.	3.200%	5/11/27	125	138
	Apple Inc.	3.000%	6/20/27	110	121
	Apple Inc.	2.900%	9/12/27	150	163
	Apple Inc.	3.000%	11/13/27	20	22
	Apple Inc.	2.200%	9/11/29	50	51
	Apple Inc.	1.650%	5/11/30	50	49
	Apple Inc.	1.250%	8/20/30	25	24
	Apple Inc.	1.650%	2/8/31	170	164
	Apple Inc.	4.500%	2/23/36	138	171
	Apple Inc.	3.850%	5/4/43	200	228
	Apple Inc.	4.450%	5/6/44	25	31
	Apple Inc.	4.375%	5/13/45	110	135
	Apple Inc.	4.650%	2/23/46	75	95
	Apple Inc.	3.850%	8/4/46	75	86
	Apple Inc.	4.250%	2/9/47	75	91
	Apple Inc.	3.750%	9/12/47	105	118
	Apple Inc.	3.750%	11/13/47	100	112
	Apple Inc.	2.950%	9/11/49	50	50
	Apple Inc.	2.650%	5/11/50	145	135
	Apple Inc.	2.400%	8/20/50	50	45
	Apple Inc.	2.650%	2/8/51	155	144
	Apple Inc.	2.550%	8/20/60	100	88
	Apple Inc.	2.800%	2/8/61	145	134
	Applied Materials Inc.	3.300%	4/1/27	66	73
	Applied Materials Inc.	1.750%	6/1/30	20	20
	Applied Materials Inc.	4.350%	4/1/47	45	55
	Applied Materials Inc.	2.750%	6/1/50	40	38
	Automatic Data Processing Inc.	3.375%	9/15/25	80	88
	Automatic Data Processing Inc.	1.250%	9/1/30	35	33
	Broadcom Corp.	3.625%	1/15/24	75	80
	Broadcom Corp.	3.875%	1/15/27	275	302
	Broadcom Corp.	3.500%	1/15/28	70	75
[1,2]	Broadcom Inc.	3.419%	4/15/33	38	39
[1,2]	Broadcom Inc.	3.469%	4/15/34	70	71
	Broadcom Inc.	4.700%	4/15/25	50	56
	Broadcom Inc.	3.150%	11/15/25	62	67
	Broadcom Inc.	4.250%	4/15/26	130	146
	Broadcom Inc.	3.459%	9/15/26	30	33
	Broadcom Inc.	4.110%	9/15/28	160	177
	Broadcom Inc.	4.750%	4/15/29	100	114
	Broadcom Inc.	5.000%	4/15/30	25	29
	Broadcom Inc.	4.150%	11/15/30	75	82
[1,2]	Broadcom Inc.	2.450%	2/15/31	170	163
	Broadcom Inc.	4.300%	11/15/32	175	194
[1,2]	Broadcom Inc.	2.600%	2/15/33	55	52
[1,2]	Broadcom Inc.	3.500%	2/15/41	205	199
[1,2]	Broadcom Inc.	3.750%	2/15/51	40	39
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	60	60
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cintas Corp. No. 2	3.700%	4/1/27	95	107
	Cisco Systems Inc.	2.200%	9/20/23	50	52
	Cisco Systems Inc.	3.625%	3/4/24	75	82
	Cisco Systems Inc.	2.950%	2/28/26	50	55
	Cisco Systems Inc.	2.500%	9/20/26	45	48
	Cisco Systems Inc.	5.900%	2/15/39	50	71
	Cisco Systems Inc.	5.500%	1/15/40	105	144
	Citrix Systems Inc.	1.250%	3/1/26	25	25
	Citrix Systems Inc.	4.500%	12/1/27	70	80
	Corning Inc.	4.375%	11/15/57	80	90
	Corning Inc.	5.450%	11/15/79	10	13
[1,2]	Dell International LLC	5.450%	6/15/23	110	120
[1,2]	Dell International LLC	4.000%	7/15/24	5	5
[1,2]	Dell International LLC	5.850%	7/15/25	25	29
[1,2]	Dell International LLC	6.020%	6/15/26	205	245
[1,2]	Dell International LLC	4.900%	10/1/26	117	135
[1,2]	Dell International LLC	5.300%	10/1/29	35	41
[1,2]	Dell International LLC	6.200%	7/15/30	70	88
[1,2]	Dell International LLC	8.100%	7/15/36	54	80
[1,2]	Dell International LLC	8.350%	7/15/46	87	137
	Equifax Inc.	2.600%	12/1/24	85	90
	Fidelity National Information Services Inc.	0.375%	3/1/23	25	25
	Fidelity National Information Services Inc.	0.600%	3/1/24	125	125
	Fidelity National Information Services Inc.	1.150%	3/1/26	25	25
	Fidelity National Information Services Inc.	1.650%	3/1/28	75	74
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	39
	Fidelity National Information Services Inc.	3.100%	3/1/41	50	49
	Fiserv Inc.	3.800%	10/1/23	50	54
	Fiserv Inc.	2.750%	7/1/24	75	80
	Fiserv Inc.	3.850%	6/1/25	30	33
	Fiserv Inc.	3.200%	7/1/26	135	147
	Fiserv Inc.	2.250%	6/1/27	55	57
	Fiserv Inc.	4.200%	10/1/28	50	57
	Fiserv Inc.	3.500%	7/1/29	55	60
	Fiserv Inc.	2.650%	6/1/30	90	92
	Fiserv Inc.	4.400%	7/1/49	152	176
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	110	115
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	150	155
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	25	27
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	20	20
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	25	28
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	15	17
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	50	51
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	75	99
	HP Inc.	2.200%	6/17/25	45	47
	HP Inc.	3.000%	6/17/27	40	43
	HP Inc.	3.400%	6/17/30	40	43
	HP Inc.	6.000%	9/15/41	38	49
	Intel Corp.	3.100%	7/29/22	25	26
	Intel Corp.	2.700%	12/15/22	110	114
	Intel Corp.	2.875%	5/11/24	25	27
	Intel Corp.	3.400%	3/25/25	25	27
	Intel Corp.	3.700%	7/29/25	100	111
	Intel Corp.	2.600%	5/19/26	25	27
	Intel Corp.	3.750%	3/25/27	55	62
	Intel Corp.	3.150%	5/11/27	50	55
	Intel Corp.	2.450%	11/15/29	150	156
	Intel Corp.	3.900%	3/25/30	85	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.000%	12/15/32	35	41
	Intel Corp.	4.600%	3/25/40	50	61
	Intel Corp.	4.800%	10/1/41	25	31
	Intel Corp.	4.900%	7/29/45	25	32
	Intel Corp.	4.100%	5/11/47	80	92
	Intel Corp.	3.734%	12/8/47	150	164
	Intel Corp.	3.250%	11/15/49	125	127
	Intel Corp.	4.750%	3/25/50	60	76
	Intel Corp.	3.100%	2/15/60	40	39
	Intel Corp.	4.950%	3/25/60	35	47
	International Business Machines Corp.	1.875%	8/1/22	100	102
	International Business Machines Corp.	2.875%	11/9/22	25	26
	International Business Machines Corp.	3.375%	8/1/23	50	53
	International Business Machines Corp.	3.625%	2/12/24	110	119
	International Business Machines Corp.	3.000%	5/15/24	115	123
	International Business Machines Corp.	3.450%	2/19/26	113	125
	International Business Machines Corp.	3.300%	5/15/26	85	94
	International Business Machines Corp.	1.700%	5/15/27	55	56
	International Business Machines Corp.	3.500%	5/15/29	110	121
	International Business Machines Corp.	1.950%	5/15/30	125	123
	International Business Machines Corp.	4.150%	5/15/39	75	86
	International Business Machines Corp.	4.000%	6/20/42	45	51
	International Business Machines Corp.	4.250%	5/15/49	155	180
	International Business Machines Corp.	2.950%	5/15/50	105	100
	KLA Corp.	4.650%	11/1/24	40	45
	KLA Corp.	4.100%	3/15/29	90	102
	KLA Corp.	3.300%	3/1/50	20	20
	Lam Research Corp.	3.750%	3/15/26	15	17
	Lam Research Corp.	4.000%	3/15/29	75	86
	Lam Research Corp.	1.900%	6/15/30	15	15
	Lam Research Corp.	4.875%	3/15/49	45	59
	Lam Research Corp.	2.875%	6/15/50	25	24
[1,2]	Marvell Technology Inc.	2.950%	4/15/31	60	61
	Microchip Technology Inc.	4.333%	6/1/23	60	64
	Micron Technology Inc.	4.185%	2/15/27	55	62
	Micron Technology Inc.	4.663%	2/15/30	75	86
	Microsoft Corp.	2.650%	11/3/22	25	26
	Microsoft Corp.	2.125%	11/15/22	80	82
	Microsoft Corp.	2.375%	5/1/23	50	52
	Microsoft Corp.	2.000%	8/8/23	25	26
	Microsoft Corp.	3.625%	12/15/23	55	59
	Microsoft Corp.	2.875%	2/6/24	150	160
	Microsoft Corp.	2.700%	2/12/25	55	59
	Microsoft Corp.	3.125%	11/3/25	75	82
	Microsoft Corp.	2.400%	8/8/26	310	331
	Microsoft Corp.	3.300%	2/6/27	200	223
	Microsoft Corp.	3.500%	2/12/35	95	107
	Microsoft Corp.	3.450%	8/8/36	130	146
	Microsoft Corp.	4.100%	2/6/37	5	6
	Microsoft Corp.	4.450%	11/3/45	25	32
	Microsoft Corp.	3.700%	8/8/46	71	81
	Microsoft Corp.	2.525%	6/1/50	250	233
	Microsoft Corp.	2.921%	3/17/52	289	290
	Microsoft Corp.	4.500%	2/6/57	85	113
	Microsoft Corp.	2.675%	6/1/60	135	126
	Microsoft Corp.	3.041%	3/17/62	145	146
	Motorola Solutions Inc.	4.600%	5/23/29	65	75
	NetApp Inc.	1.875%	6/22/25	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	3.200%	9/16/26	40	44
	NVIDIA Corp.	2.850%	4/1/30	75	80
	NVIDIA Corp.	3.500%	4/1/40	30	33
	NVIDIA Corp.	3.500%	4/1/50	145	156
[1,2]	NXP BV	3.875%	6/18/26	65	72
[1,2]	NXP BV	4.300%	6/18/29	95	108
[1,2]	NXP BV	3.400%	5/1/30	50	54
	Oracle Corp.	2.500%	10/15/22	138	142
	Oracle Corp.	2.625%	2/15/23	100	104
	Oracle Corp.	3.625%	7/15/23	150	160
	Oracle Corp.	2.400%	9/15/23	76	79
	Oracle Corp.	3.400%	7/8/24	25	27
	Oracle Corp.	2.950%	11/15/24	50	53
	Oracle Corp.	2.500%	4/1/25	205	216
	Oracle Corp.	2.950%	5/15/25	50	53
	Oracle Corp.	1.650%	3/25/26	25	25
	Oracle Corp.	2.650%	7/15/26	115	122
	Oracle Corp.	2.800%	4/1/27	225	239
	Oracle Corp.	3.250%	11/15/27	175	190
	Oracle Corp.	2.300%	3/25/28	100	102
	Oracle Corp.	2.950%	4/1/30	135	141
	Oracle Corp.	2.875%	3/25/31	140	143
	Oracle Corp.	4.300%	7/8/34	150	171
	Oracle Corp.	3.850%	7/15/36	85	92
	Oracle Corp.	3.800%	11/15/37	20	21
	Oracle Corp.	6.500%	4/15/38	40	55
	Oracle Corp.	6.125%	7/8/39	50	67
	Oracle Corp.	3.600%	4/1/40	165	169
	Oracle Corp.	5.375%	7/15/40	110	138
	Oracle Corp.	3.650%	3/25/41	85	87
	Oracle Corp.	4.500%	7/8/44	25	28
	Oracle Corp.	4.125%	5/15/45	45	48
	Oracle Corp.	4.000%	7/15/46	130	136
	Oracle Corp.	4.000%	11/15/47	50	52
	Oracle Corp.	3.600%	4/1/50	256	253
	Oracle Corp.	3.950%	3/25/51	195	203
	Oracle Corp.	4.375%	5/15/55	130	143
	Oracle Corp.	3.850%	4/1/60	190	191
	QUALCOMM Inc.	2.600%	1/30/23	100	104
	QUALCOMM Inc.	2.900%	5/20/24	25	27
	QUALCOMM Inc.	3.450%	5/20/25	75	82
	QUALCOMM Inc.	3.250%	5/20/27	72	80
	QUALCOMM Inc.	2.150%	5/20/30	175	176
	QUALCOMM Inc.	4.650%	5/20/35	25	31
	QUALCOMM Inc.	4.800%	5/20/45	20	25
	QUALCOMM Inc.	4.300%	5/20/47	45	54
	QUALCOMM Inc.	3.250%	5/20/50	80	82
	RELX Capital Inc.	4.000%	3/18/29	15	17
	RELX Capital Inc.	3.000%	5/22/30	50	52
	Roper Technologies Inc.	4.200%	9/15/28	45	51
	Roper Technologies Inc.	1.750%	2/15/31	50	47
	salesforce.com Inc.	3.250%	4/11/23	50	53
	salesforce.com Inc.	3.700%	4/11/28	65	73
	ServiceNow Inc.	1.400%	9/1/30	53	49
	Texas Instruments Inc.	1.375%	3/12/25	60	62
	Texas Instruments Inc.	2.250%	9/4/29	70	72
	Texas Instruments Inc.	1.750%	5/4/30	50	49
	Texas Instruments Inc.	4.150%	5/15/48	65	79

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verisk Analytics Inc.	4.000%	6/15/25	66	73
VMware Inc.	2.950%	8/21/22	95	98
VMware Inc.	3.900%	8/21/27	85	95
VMware Inc.	4.700%	5/15/30	60	70
Xilinx Inc.	2.375%	6/1/30	60	60
				22,144
Utilities (0.1%)
American Water Capital Corp.	6.593%	10/15/37	42	61
American Water Capital Corp.	3.750%	9/1/47	35	38
				99
Total Investments (99.3%) (Cost $169,409)				167,348
Other Assets and Liabilities—Net (0.7%)				1,226
Net Assets (100%)				168,574
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $3,657,000, representing 2.2% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
4	Securities with a value of $25,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	5	619	—
Long U.S. Treasury Bond	September 2021	1	157	(1)
Ultra 10-Year U.S. Treasury Note	September 2021	4	580	—
				(1)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(2)	(442)	—
10-Year U.S. Treasury Note	September 2021	(6)	(792)	(1)
Ultra Long U.S. Treasury Bond	September 2021	(1)	(185)	—
				(1)
				(2)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	167,348	—	167,348

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.